Curian Guidance - Interest Rate Opportunities Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – Interest Rate Opportunities Fund (the “Fund”) is to seek total return primarily through strategies that invest in fixed income oriented securities, as well as other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Interest Rate Opportunities Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.28%
Total Annual Fund Operating Expenses		1.71%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Interest Rate Opportunities Fund	174	539

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in fixed income oriented securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Covered Call Writing Emerging Markets Debt Fixed Income Floating Rate Securities	Global Bond Global Infrastructure Global Long/Short Credit Global Real Estate	High Yield Bonds Inflation Protected Securities Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Multi-Strategy Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – Multi-Strategy Income Fund (the “Fund”) is to seek total return primarily through strategies that invest in fixed income oriented securities, as well as other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Multi-Strategy Income Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.07%
Total Annual Fund Operating Expenses		1.50%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Multi-Strategy Income Fund	153	474

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
he Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in fixed income oriented securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Asset Allocation Corporate Bond Covered Call Writing Emerging Markets Debt Fixed Income	Floating Rate Securities Global Bond Global Infrastructure Global Long/Short Credit	Global Real Estate High Yield Bonds Inflation Protected Securities International Bond Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Equity Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – Equity Income Fund (the “Fund”) is to seek a potentially rising stream of income by investing in a selection of companies with a multiple-year history of increasing their dividend payouts over the long-term with some risk control through investment in other funds (the “Underlying Funds”).

Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Equity Income Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.25%
Total Annual Fund Operating Expenses		1.71%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Equity Income Fund	174	539	928	2,019

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity-oriented securities that pay a dividend.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return Commodities Broad Basket Convertible Arbitrage Corporate Bond Covered Call Writing Currency Emerging Markets Debt Emerging Markets Equity Equity Income Floating Rate Securities
Global Bond

Global
Infrastructure

Global Real Estate

Global Tactical
Asset Allocation

High Yield Bonds

Inflation Protected
 Securities

International
 Equity

International
 Equity Income

International Small
Cap Equity

Large Cap Growth

Large Cap Value

Listed Private
Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management
Asset Allocation

Small Cap Growth

Small Cap Value

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Conservative Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objectives.
Objective, Primary [Text Block]	The investment objective of the Curian Guidance – Conservative Fund (the “Fund”) is to seek the generation of income through investment in other funds (the “Underlying Funds”).
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Conservative Fund Curian Guidance - Conservative
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.13%
Total Annual Fund Operating Expenses		1.59%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Conservative Fund Curian Guidance - Conservative	162	502	866	1,889

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest primarily in fixed income and other income-oriented securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities
 Broad Basket

Convertible
 Arbitrage

Corporate Bond

Covered Call
 Writing

Currency

Emerging Markets
 Debt

Emerging Markets
 Equity

Emerging Markets
Small Cap

Equity Income

Fixed Income

Floating Rate
 Securities

Global Bond

Global
Infrastructure

Global Long/Short
 Credit

Global Macro

Global Real Estate

Global Tactical
 Asset Allocation

High Yield Bonds

Inflation Protected
 Securities

International Bond

International
 Equity

International
 Equity Income

International Small
 Cap Equity

Large Cap Growth

Large Cap Value

Listed Private
 Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management
 Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All
 Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Moderate Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The primary investment objective of the Curian Guidance – Moderate Fund (the “Fund”) is to seek a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”).

Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Moderate Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.21%
Total Annual Fund Operating Expenses		1.67%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Moderate Fund	170	526	907	1,976

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	7.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in fixed income and other income-oriented securities as well as dividend-paying equity securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Emerging Markets Small Cap

Equity Income

Fixed Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Bond

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
 Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – Growth Fund (the “Fund”) is to seek long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Growth Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.25%
Total Annual Fund Operating Expenses		1.68%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Growth Fund	171	530

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Emerging Markets Small Cap

Equity Income

Fixed Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Bond

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  The Fund is not limited to any particular asset class or strategy.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Moderate Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital by investing in other funds (the “Underlying Funds”) that offer a broad array of stock, bond, and other asset classes and strategies.

Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Moderate Growth Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.28%
Total Annual Fund Operating Expenses		1.74%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Moderate Growth Fund	177	548	944	2,052

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Emerging Markets Small Cap

Equity Income

Fixed Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Bond

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Maximum Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Maximum Growth Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.34%
Total Annual Fund Operating Expenses		1.80%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example by Year [Heading]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Maximum Growth Fund	183	566	975	2,116

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	9.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Emerging Markets Small Cap

Equity Income

Fixed Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Bond

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Tactical Moderate Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – Tactical Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Tactical Moderate Growth Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.12%
Total Annual Fund Operating Expenses		1.58%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Tactical Moderate Growth Fund	161	499	860	1,878

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest among various equity and fixed income asset and sub-asset classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Global Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

●
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Tactical Maximum Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – Tactical Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through a flexible, and potentially concentrated, allocation in stocks, bonds, and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Tactical Maximum Growth Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.42%
Total Annual Fund Operating Expenses		1.88%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Tactical Maximum Growth Fund	191	591	1,016	2,201

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest amongst various equity, fixed income, and commodity asset and sub-asset classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Bank Loan

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Multisector Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
 An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Institutional Alt 65 Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian Guidance – Institutional Alt 65 Fund (the “Fund”) is to seek long-term growth of capital and income through investment in other funds (the “Underlying Funds”).
Expense [Heading]	Expenses
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 65 Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.57%
Total Annual Fund Operating Expenses		2.03%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Institutional Alt 65 Fund	206	637	1,093	2,358

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  The traditional and non-traditional asset classes and strategies of the Underlying Funds are as follows:

Traditional Asset Classes and Strategies

U.S. Equity
Large Cap Equity Micro Cap Equity Mid Cap Equity Small Cap Equity

International Equity
Emerging Markets Equity International Equity

Fixed Income
Emerging Markets Debt Floating Rate Securities Global Bond High Yield Bonds Inflation Protected Securities Investment Grade

Balanced
Global Tactical Asset Allocation

Risk Management Asset Allocation

Money Market

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Global Infrastructure Listed Private Equity Managed Futures Market Neutral Merger Arbitrage Natural Resources Precious Metals

Under normal market conditions, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal market conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Institutional Alt 100 Conservative Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – Institutional Alt 100 Conservative Fund (the “Fund”) is to seek long-term growth of capital consistent with capital preservation, through investment in other funds (the “Underlying Funds”).

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Conservative Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.76%
Total Annual Fund Operating Expenses		2.19%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Institutional Alt 100 Conservative Fund	222	685

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.  In determining allocations, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  The traditional and non-traditional asset classes and strategies of the Underlying Funds are as follows:

Traditional Asset Class and Strategies

Money Market

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Global Infrastructure Global Long/Short Credit Global Macro Global Real Estate

Listed Private Equity Managed Futures Market Neutral Merger Arbitrage Natural Resources Precious Metals
Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Underlying Fund has entered into the swap will default on its obligation to pay the Underlying Fund and the risk that the Underlying Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Institutional Alt 100 Moderate Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian Guidance – Institutional Alt 100 Moderate Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Moderate Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.85%
Total Annual Fund Operating Expenses		2.31%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Institutional Alt 100 Moderate Fund	234	721	1,235	2,646

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.  The traditional and non-traditional asset classes and strategies of the Underlying Funds are as follows:

Traditional Asset Class and Strategies
Money Market

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return

Commodities Broad Basket

Convertible Arbitrage

Currency

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Natural Resources

Precious Metals

Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Institutional Alt 100 Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian Guidance – Institutional Alt 100 Growth Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Growth Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.68%
Total Annual Fund Operating Expenses		2.11%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Institutional Alt 100 Growth Fund	214	661

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.  In determining allocations, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  The traditional and non-traditional asset classes and strategies of the Underlying Funds are as follows:

Traditional Asset Class and Strategies
Money Market

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return

Commodities Broad Basket

Convertible Arbitrage

Currency

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Natural Resources

Precious Metals

Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Underlying Fund has entered into the swap will default on its obligation to pay the Underlying Fund and the risk that the Underlying Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - International Opportunities Conservative Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – International Opportunities Conservative Fund (the “Fund”) is to seek total return, consistent with preservation of capital, through a predominant allocation in international bonds, stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - International Opportunities Conservative Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.13%
Total Annual Fund Operating Expenses		1.56%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - International Opportunities Conservative Fund	159	493

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international bonds or international equity securities, as well as in Underlying Funds that invest in currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Currency Emerging Markets Debt Emerging Markets Equity Emerging Markets Small Cap	Global Infrastructure Global Real Estate International Bond International Equity	International Small Cap Equity Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - International Opportunities Moderate Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – International Opportunities Moderate Fund (the “Fund”) is to seek total return through a predominant allocation in international stocks, bonds, and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - International Opportunities Moderate Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.23%
Total Annual Fund Operating Expenses		1.66%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - International Opportunities Moderate Fund	169	523

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international equity or international fixed income oriented securities, as well as in Underlying Funds that invest in currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Currency Emerging Markets Debt Emerging Markets Equity Emerging Markets Small Cap	Global Infrastructure Global Real Estate International Bond International Equity	International Small Cap Equity Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - International Opportunities Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – International Opportunities Growth Fund (the “Fund”) is to seek long-term growth of capital through a predominant allocation in international stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - International Opportunities Growth Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.30%
Total Annual Fund Operating Expenses		1.73%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - International Opportunities Growth Fund	176	545

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international equity oriented securities or in currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Currency Emerging Markets Debt Emerging Markets Equity Emerging Markets Small Cap	Global Infrastructure Global Real Estate International Bond International Equity	International Small Cap Equity Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●	Non-diversification risk – The Fund is considered non-diversified. As such, the Fund may invest in a limited number of issuers.

With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Equity 100 Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – Equity 100 Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”) with an equity orientation.

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Equity 100 Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.86%
Total Annual Fund Operating Expenses		1.32%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Equity 100 Fund	134	418

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.  The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in equities (which may include derivatives exposure to equity securities).  The Fund tactically allocates its assets to Underlying Funds that invest amongst various equity classes, as well as non-traditional investments.  Derivative instruments of the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to equity securities.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Covered Call Writing Emerging Markets Equity International Developed Equity Large Cap Growth	Large Cap Equity Large Cap Value Micro Cap Equity Mid Cap Equity Mid Cap Value	Small Cap Growth Small Cap Equity Small Cap Value

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Fixed Income 100 Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – Fixed Income 100 Fund (the “Fund”) is to seek income and total return through investment in other funds (the “Underlying Funds”) with a fixed income orientation.

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Fixed Income 100 Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.74%
Total Annual Fund Operating Expenses		1.20%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Fixed Income 100 Fund	122	381

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	1.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.  The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in fixed income securities (which may include derivatives exposure to fixed income securities).  The Fund tactically allocates its assets to Underlying Funds that invest amongst various fixed income classes, as well as non-traditional investments.  Derivative instruments of the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to fixed income securities.

The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust or the Curian Variable Series Trust.  Not all Funds of the JNL Series Trust and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Emerging Markets Debt Floating Rate Securities Global Bond High Yield Bonds Inflation Protected Securities	U.S. Investment Grade Bond U.S. Short-Term Investment Grade Bond U.S. Government Bond U.S. Investment Grade Credit

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Real Assets Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Guidance – Real Assets Fund (the “Fund”) is to seek long-term real return through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Guidance - Real Assets Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.19%
Total Annual Fund Operating Expenses		1.62%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Real Assets Fund	165	511

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds that focus on investments in commodity, inflation sensitive, natural resource and real estate sectors.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity securities, inflation protected securities and currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Commodities Broad Basket Currency Global Infrastructure	Global Macro Global Real Estate Inflation Protected Securities	Natural Resources Precious Metals

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Tactical Advantage 35 Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian Tactical Advantage 35 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Tactical Advantage 35 Fund
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.23%
Total Annual Fund Operating Expenses		1.49%
Fee Waiver or Reimbursement	[3]	(0.30%)
Net Expenses (as a percentage of Assets)		1.19%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Tactical Advantage 35 Fund	121	442	785	1,754

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	59.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 20% to 50% (with a neutral target allocation of 35%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 80% (with a neutral target allocation of 65%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Tactical Advantage 60 Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian Tactical Advantage 60 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Tactical Advantage 60 Fund
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.25%
Total Annual Fund Operating Expenses		1.51%
Fee Waiver or Reimbursement	[3]	(0.30%)
Net Expenses (as a percentage of Assets)		1.21%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Tactical Advantage 60 Fund	123	448	795	1,776

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	54.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 45% to 75% (with a neutral target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 25% to 55% (with a neutral target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Exchange-traded funds investing risk –A fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Tactical Advantage 75 Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian Tactical Advantage 75 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Tactical Advantage 75 Fund
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.26%
Total Annual Fund Operating Expenses		1.52%
Fee Waiver or Reimbursement	[3]	(0.30%)
Net Expenses (as a percentage of Assets)		1.22%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Tactical Advantage 75 Fund	124	451	801	1,787

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	99.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective primarily through investing in underlying exchange-traded funds.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, he Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 50% to 100% (with a neutral target allocation of 75%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 0% to 50% (with a neutral target allocation of 25%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Dynamic Risk Advantage - Diversified Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Dynamic Risk Advantage – Diversified Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Dynamic Risk Advantage - Diversified Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.07%
Total Annual Fund Operating Expenses		1.53%
Fee Waiver or Reimbursement	[3]	(0.07%)
Net Expenses (as a percentage of Assets)		1.46%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.07% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Dynamic Risk Advantage - Diversified Fund	149	477	828	1,818

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 1,487% of the average value of its portfolio.

Portfolio Turnover, Rate	1487.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure between (i) global equity securities, core U.S. fixed income securities, currency, high-yield bonds, emerging markets debt, real estate investment trusts (REITs), and commodities (“Diversified Component”) and (ii) a low risk market portfolio of short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”) as instructed by the Adviser.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bond, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Dynamic Risk Advantage - Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Dynamic Risk Advantage – Growth Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Dynamic Risk Advantage - Growth Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.07%
Total Annual Fund Operating Expenses		1.53%
Fee Waiver or Reimbursement	[3]	(0.07%)
Net Expenses (as a percentage of Assets)		1.46%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.07% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Dynamic Risk Advantage - Growth Fund	149	477	828	1,818

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 1,005% of the average value of its portfolio.

Portfolio Turnover, Rate	1005.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure between (i) global equity, commodities, and S&P 500 Volatility Index futures (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”), as instructed by the Adviser.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk –The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Dynamic Risk Advantage - Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Dynamic Risk Advantage – Income Fund (the “Fund”) is to seek long-term capital appreciation and current income.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Dynamic Risk Advantage - Income Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.35%
Total Annual Fund Operating Expenses		1.81%
Fee Waiver or Reimbursement	[3]	(0.35%)
Net Expenses (as a percentage of Assets)		1.46%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.35% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Dynamic Risk Advantage - Income Fund	149	535	947	2,098

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio.

Portfolio Turnover, Rate	153.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective primarily through investing in underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposures between (i) domestic and international dividend-paying equities, U.S. corporate bonds, preferred stocks, real estate investment trusts (REITs), emerging markets debt, and high-yield bonds (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”).  Such asset class exposures will be obtained primarily through Underlying ETFs.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Aberdeen Latin America Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/Aberdeen Latin America Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/Aberdeen Latin America Fund
Management Fees (as a percentage of Assets)		1.35%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.83%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Aberdeen Latin America Fund	186	576

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities of Latin American issuers, including companies which are incorporated in, listed in, or have their principal office or area of primary activity in Latin America, as well as other investments that are economically tied to Latin America.  An investment may be considered economically tied to Latin America if the security is issued by companies or other issuers that (i) have their principal securities trading market in a Latin American country, (ii) alone or on a consolidated basis derive a significant portion of their annual revenue or earnings or assets from goods produced, sales made or services performed in Latin American countries; and/or (iii) issue securities denominated in the currency of a Latin American market.

The Latin America region includes, but is not limited to, the following countries:  Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Jamaica, Mexico, Nicaragua, Panama, Paraguay, Peru, Puerto Rico, Suriname, Uruguay, and Venezuela.  The Fund may also invest in depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, preference shares, equity linked notes, warrants and initial public offerings.

The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit, and expects to invest a significant portion of its assets, in emerging market countries.

In choosing stocks, Aberdeen Asset Managers Limited, the Fund’s sub-adviser (the “Sub-Adviser”), employs a bottom-up approach (i.e., based on the characteristics of individual companies, rather than broad economic trends) to evaluate companies based on business quality and valuation, focusing particularly on such characteristics as a company’s business strategy, management team, transparency and commitment to shareholder value.

The Fund will not seek to hedge against a decline in the value of the Fund’s non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

●
Credit risk – The  Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Latin America concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Latin American countries.  Funds that concentrate in specific countries and regions, such as Latin America, tend to have more performance volatility than the performance of more geographically diverse funds.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/American Funds Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The Curian/American Funds® Growth Fund (the “Fund” or “Feeder Fund”) seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth FundSM (the “Master Fund”).

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses1 (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/American Funds Growth Fund
Management Fees (as a percentage of Assets)	[1]	1.18%
Distribution and Service (12b-1) Fees	[1]	0.25%
Other Expenses (as a percentage of Assets):	[1][2]	0.28%
Total Annual Fund Operating Expenses	[1]	1.71%
Fee Waiver or Reimbursement	[1][3]	(0.50%)
Net Expenses (as a percentage of Assets)	[1]	1.21%
[1]	1 The fee table and example reflect the expenses of both the Fund and the Master Fund.
[2]	2 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[3]	3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.50%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/American Funds Growth Fund	123	490	881	1,978

Expense Example Footnotes [Text Block]	(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.
Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2012-12/31/2012	21%

Portfolio Turnover, Rate	10.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.  The Master Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers.  Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
●
Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

Bar Chart Narrative [Text Block]
The returns shown in the bar chart and table do not include charges that will be imposed by the Feeder Fund or variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Bar Chart [Heading]	Master Fund Annual Total Returns as of December 31
Bar Chart [Table]

Highest Quarterly Return, Label	Best Quarter (ended 6/30/2003):
Highest Quarterly Return	21.01%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/2008):
Lowest Quarterly Return	(26.01%)
Performance Table Heading	Master Fund Average Annual Total Returns as of December 31, 2012
Performance [Table]
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Curian/American Funds Growth Fund	Class 1	18.19%	1.16%	9.03%
Curian/American Funds Growth Fund S&P 500	S&P 500	15.99%	1.66%	7.10%

Curian/AQR Risk Parity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/AQR Risk Parity Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/AQR Risk Parity Fund
Management Fees (as a percentage of Assets)		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.33%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/AQR Risk Parity Fund	135	421

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not completed a fiscal year.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities).  The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below).  The Fund will generally have some level of investment in the majority of asset classes and Instruments which generally includes over 50 exposures globally, but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes.  The allocation among the different asset classes is based on AQR Capital Management, LLC’s, the Fund’s sub-adviser (the “Sub-Adviser”), assessment of the risk associated with each asset class, the investment opportunity presented by each asset class, as well as the Sub-Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad.

In allocating assets among asset classes, the Sub-Adviser follows a “risk parity” approach.  The “risk parity” approach to asset allocation seeks to balance the allocation of risk across asset classes (as measured by forecasted volatility, estimated potential loss, and other proprietary measures) when building the portfolio.  This means that lower risk asset classes (such as global fixed income securities and inflation-linked government bonds) will generally have higher notional allocations than higher risk asset classes (such as global developed and emerging market equities).  A “neutral” asset allocation targets an equal risk allocation from each of the three following major risk sources:  equity risk, fixed income risk, and inflation risk.  The Sub-Adviser expects to tactically vary the Fund’s allocation to the various asset classes depending on market conditions, which can cause the Fund to deviate from a “neutral” position.  The desired overall risk level of the Fund may be increased or decreased by the Sub-Adviser.  There can be no assurance that employing a “risk parity” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Generally, the Fund gains exposure to asset classes by investing in many different types of instruments, including, but not limited to:  equity securities (such as common stock, preferred stock, and convertible securities); equity futures, equity swaps, currency forwards, commodity futures, swaps on commodity futures, bond futures, swaps on bond futures, interest rate swaps, and inflation swaps; government bonds, including inflation protected government bonds (such as Treasury Inflation Protected Securities); cash and cash equivalents, including but not limited to money market fund shares (collectively, the “Instruments”), by investing directly in those Instruments.  There is no maximum or minimum exposure to any one Instrument or any one asset class.  The Fund may also invest in exchange-traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund is actively managed and the Sub-Adviser will vary the Fund’s exposure to the asset classes based on the Sub-Adviser’s evaluation of investment opportunities within and across the asset classes.  The Sub-Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund.  Shifts in allocations among asset classes or Instruments will be determined using models based on the Sub-Adviser’s general value and momentum investment philosophy.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.  The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories.  The Fund may have exposure to equity securities of companies of any market capitalization.  There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities.  The Fund may have exposure in long and short positions across all of the asset classes, however, short positions will generally only be taken to hedge other investments made by the Fund.  The Sub-Adviser does not anticipate that the Fund will be net short of any particular market.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity, or financial instrument at a pre-determined price in the future.  The Fund’s use of future contracts, forward contracts, swaps, and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviations of its returns.  Higher volatility generally indicates higher risk.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 7% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at a time.  The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures.

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%).

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities (including U.S. Treasury bills), U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund.  The Fund may also enter into reverse repurchase agreements.  Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price.  While the Fund normally does not engage in borrowing, leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures transactions, or uses certain other derivative instruments.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  The Internal Revenue Service (the “IRS”) has currently suspended the issuance of private letter rulings relating to the tax treatment of income and gain generated by investments in commodity-linked notes and income generated by investments in controlled foreign corporations that invest in commodity-linked derivative instruments.  As a result, until further clarification is provided by the IRS with respect to the treatment of such income and gain, the Fund will not invest in a controlled foreign corporation that invests in commodity-linked derivative instruments.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

●
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

●
Investment momentum style risk– Investing in securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

●	Portfolio turnover risk– Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

●
Reverse repurchase agreement risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.  If a governmental entity defaults, it may ask for more time in which to pay or for further loans.  There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Short sales risk – A short sale may be effected by selling a security that the fund does not own.  If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Swaps risk – Swap agreements involve risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

●
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

●
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

●
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Ashmore Emerging Market Small Cap Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/Ashmore Emerging Market Small Cap Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/Ashmore Emerging Market Small Cap Equity Fund
Management Fees (as a percentage of Assets)		1.10%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.58%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Ashmore Emerging Market Small Cap Equity Fund	161	499

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer.  The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Small-Capitalization Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.  The Fund currently defines Small-Capitalization Issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer.  An Emerging Market Issuer is defined for this Fund as an issuer that is located in an Emerging Market Country, an issuer deriving significant revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries, or that has significant assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may also invest in initial public offerings. Although the Fund focuses on Small-Capitalization securities, it reserves the flexibility to invest a portion of its assets in securities of medium- or large-capitalization issuers.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to use derivatives primarily for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund’s portfolio, Ashmore EMM, L.L.C., the Fund’s sub-adviser (the “Sub-Adviser”), uses principally a bottom-up approach to identify particular securities for investment within Emerging Market Countries. The Sub-Adviser’s investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The portfolio manager analyzes the universe of available Small-Capitalization Emerging Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, including price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer’s long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. The screening process is designed, in part, to avoid investments deemed by the portfolio manager to have unacceptable risk factors. The portfolio manager also reviews and takes into account overall Fund exposures to particular Emerging Market Countries and sectors in an effort to construct a portfolio that provides adequate diversification and risk controls. Taking into account the results of this screening process, the portfolio manager selects particular investments designed to produce a diversified equity portfolio of attractively valued Small-Capitalization Emerging Market Issuers.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●	Illiquid securities risk – If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.
●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Investments in IPOs risk – Initial Public Offerings (“IPOs”) issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities.  When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

●
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Baring International Fixed Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/Baring International Fixed Income Fund (the “Fund”) is to seek a total return in excess of that achieved by the Fund’s benchmark.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/Baring International Fixed Income Fund
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.08%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Baring International Fixed Income Fund	110	343

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better), Moody’s (Baa3 or better), or in unrated securities of comparable quality as determined by Baring International Investment Limited, the Fund’s sub-adviser (the “Sub-Adviser”).  Fixed income securities may include, for example, corporate bonds and obligations of foreign governments and their agencies and instrumentalities and of supranational entities.  The Fund primarily invests in fixed income securities in markets represented in the Citigroup World Government Bond Index (Excluding U.S.) (the “Index”), the Fund’s benchmark index.  The dollar-weighted average duration of the Fund’s portfolio is generally expected to be within +/ -3 years of the average duration of the Index (as of December 31, 2012, the average duration of the Index was 7.32 years).

The Fund may hold fixed income securities that pay either fixed or floating interest rates.  A majority of the Fund’s investments may be denominated in non-U.S. currencies. To attempt to manage the Fund’s currency risk, the Sub-Adviser in its discretion may, but will not necessarily, employ hedging techniques that utilize forward currency contracts for cross hedging purposes. The Fund also may enter into forward currency contracts for investment purposes to obtain foreign currency exposure. The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. Investment rating agencies in the United States often consider bonds issued in emerging market countries to be below investment grade (“junk” or “high yield” bonds). The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities. The Fund may invest up to 20% of its total assets in any single government- or agency-backed security, and may invest up to 10% of its total assets in any other single security. The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents. The Fund may use futures contracts for hedging purposes, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or as a substitute for direct investments.

The Sub-Adviser generally expects to invest the Fund’s assets such that the percentage weight within the Fund of the groups of countries listed below will not vary by more than the following percentage limitations:

●
European states participating in the Euro Currency — 0% to Index weighting +30% (i.e., if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);

●	European states not participating in the Euro Currency; U.S., Canada, Australia; and Japan — 0% to Index weighting + 30%.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bond, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/BlackRock Global Long Short Credit Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/BlackRock Global Long Short Credit Fund (the “Fund”) is to seek absolute total returns over a complete market cycle.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/BlackRock Global Long Short Credit Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.49%
Total Annual Fund Operating Expenses		1.69%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.26%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/BlackRock Global Long Short Credit Fund	172	533

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets.  A complete market cycle for fixed income funds such as the Fund is typically three to five years.

Under normal market conditions, the Fund invests at least 80% of its total assets in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.  The Fund may invest in fixed, variable and floating rate instruments, which may be of any duration or maturity.

Under normal market conditions, the Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by BlackRock Financial Management, Inc. and BlackRock International Limited, the Fund’s sub-advisers (each a “Sub-Adviser” and collectively, the “Sub-Advisers”), in which case the Fund would invest at least 30%) of its total assets in securities (or derivatives with similar economic characteristics) of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers whose securities primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund may invest in credit-related instruments rated below investment grade or deemed equivalent by Fund management, which are commonly referred to as “junk bonds.”

Generally, the Fund’s average maturity is expected to be less than 6 years.

The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies.  The Fund’s investments in non-U.S. dollar based assets may be made on a currency hedged or unhedged basis.

The Fund may invest up to 20% of its total assets in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock.  The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

The Fund may also gain both long and short exposure to fixed income securities by investing in, among other instruments, swaps, including total return, credit default, index and interest rate swaps; options; forward contracts; futures contracts and options on futures contracts that provide long or short exposure to other credit obligations; credit-linked notes that provide long or short exposure to other credit obligations; repurchase agreements; reverse repurchase agreements; exchange-traded funds and closed-end registered investment companies, which may be managed by a Sub-Adviser or one of its affiliates; and other similar transactions.

The Fund may engage in short sales for hedging purposes or to enhance total return.  The Fund also may make short sales “against the box” without limitation.  In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

As part of its normal operations, the Fund may hold high quality money market securities and invest in money market funds, including affiliated money market funds, pending investments or when it expects to need cash to pay redeeming shareholders. The Fund also may invest in these securities in order to achieve its investment goal. Money market securities are short term securities consisting primarily of short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset backed commercial paper, corporate notes and repurchase agreements.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund may borrow from banks for investment purposes.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Air transportation industry risk – The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, and the price of fuel.  Airline deregulation has substantially diminished the government’s role in the air transport industry while promoting an increased level of competition.  However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

●
Borrowing risk - Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

●
Collateralized debt obligations risk – Collateralized debt obligations are subject to credit, interest rate, valuation, prepayment and extension risks.  These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Corporate loan risk – Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Distressed debt risk – The Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mezzanine securities risk – Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.   Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

●	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

●
Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

●
Repurchase agreements and purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

●
Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.  These events could also trigger adverse tax consequences to the Fund.

●
Second lien loans risk – Second lien loans generally are subject to similar risks as those associated with investments in senior loans.  Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

●
Senior loans risk – There is less readily available, reliable information about most senior loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs.  Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.  No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans.

●
Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. In addition, short positions typically involve increased liquidity risk and transactions costs, and the risk that the third part to the short sale may fail to honor its contract terms.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Structured products risk – Holders of structured products bear risks of the underlying investments, index, or reference obligation and are subject to counterparty risk.  The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized.  Certain structured products may be thinly-traded or have a limited trading market.  In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes.  Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations.  Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero.

●
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income. The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/DFA U.S. Micro Cap Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/DFA U.S. Micro Cap Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/DFA U.S. Micro Cap Fund
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		1.33%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/DFA U.S. Micro Cap Fund	135	421

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	3.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
Dimensional Fund Advisors LP, the Fund’s sub-adviser (the “Sub-Adviser”), believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  In constructing an investment portfolio, the Sub-Adviser identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  It then places priority on efficiently managing portfolio turnover and keeping trading costs low.  The Sub-Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of the common stocks of U.S. micro-cap companies.  A company’s market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of the U.S. micro-cap company, the greater its representation in the Fund.  The Sub-Adviser may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, expected profitability and other factors that the Sub-Adviser determines to be appropriate, given market conditions.  In assessing expected profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in securities of U.S. micro-cap companies.  As of the date of this Prospectus, for the purposes of the Fund, the Sub-Adviser considers micro-cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break.  Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Sub-Adviser.  When implementing its strategy, the Fund will, as of the date of this Prospectus, generally purchase securities of companies that are in the lowest 5% of total market capitalization but may also purchase securities of companies above this range that are considered micro-cap companies under the Sub-Adviser’s market capitalization guidelines.  Under the Sub-Adviser’s market capitalization guidelines described above, as of December 31, 2012, the market capitalization of a micro-cap company was $1,355 million or below.

The Fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure for its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Fund may lend its portfolio securities to generate additional income.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
●
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) is to seek total return.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.59%
Total Annual Fund Operating Expenses		1.79%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.36%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	182	563

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. Total return is defined as income plus capital appreciation. The Fund normally invests in multiple countries and may have significant exposure to foreign currencies. The Fund’s long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Fund may also invest in corporate debt and equity issuers, both foreign and domestic, including banks. The Fund’s investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market countries.

In seeking its investment objective, the Fund may invest in fixed income securities, a wide variety of derivative instruments, and equity securities. The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to): forward foreign currency exchange contracts; futures on securities, indices, currencies, and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps, swap futures, and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, or currencies. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Fund frequently has significant exposure to foreign investments and derivatives.

The Fund employs an absolute return investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed.  Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies typically is substantially independent of longer term movements in the stock and bond market.

In managing the Fund, Eaton Vance Management, the Fund’s sub-adviser (the “Sub-Adviser”), utilizes macroeconomic and political analysis to identify investment opportunities throughout the world, including both developed and emerging markets. The Sub-Adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk – Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified. As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

●
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

●
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Epoch Global Shareholder Yield Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/Epoch Global Shareholder Yield Fund (the “Fund”) is to seek to provide a high level of income. Capital appreciation is a secondary objective.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/Epoch Global Shareholder Yield Fund
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.22%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/Epoch Global Shareholder Yield Fund	124	387	670	1,477

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in free cash flow.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.  The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when Epoch Investment Partners, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), believes they represent attractive investment opportunities.  The Fund may invest up to 20% of its net assets in investment grade fixed income securities in U.S. and international markets.  Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies.  Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.  Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.  The Fund will normally invest in companies located in at least three countries outside of the U.S.  The Fund’s goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital International (“MSCI”) World Index.

The Sub-Adviser invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.  The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics.  The Sub-Adviser seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction.

The Sub-Adviser seeks to find and invest in companies that meet its definition of quality – companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.  The Sub-Adviser evaluates whether a company has a focus on high shareholder yield by analyzing the company’s existing cash dividend, the company’s share repurchase activities, and the company’s debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/FAMCO Flex Core Covered Call Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/FAMCO Flex Core Covered Call Fund (the “Fund”) is to seek long-term capital appreciation while reducing the downside risk of equity investments.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/FAMCO Flex Core Covered Call Fund
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.12%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/FAMCO Flex Core Covered Call Fund	114	356	617	1,363

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 162% of the average value of its portfolio.

Portfolio Turnover, Rate	162.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s total assets.

Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers, in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.  Common stocks will be selected by Fiduciary Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), utilizing a combination of its proprietary qualitative and quantitative selection criteria.  The Fund will normally write (sell) covered call options on the equity securities held by the Fund to seek to protect the Fund from market decline.  The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses during periods of declining equity prices.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●	Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Franklin Templeton Frontier Markets Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/Franklin Templeton Frontier Markets Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/Franklin Templeton Frontier Markets Fund
Management Fees (as a percentage of Assets)		1.40%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.04%
Total Annual Fund Operating Expenses		1.95%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Franklin Templeton Frontier Markets Fund	198	612

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	0.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries.” The Fund deems the following countries to be frontier markets:

●
Central and Eastern Europe: Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Turkmenistan, Ukraine

●	Africa: Botswana, Cote d’Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Swaziland, Tanzania, Uganda, Zambia, Zimbabwe

●	Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates

●	Asia: Bangladesh, Cambodia, Indonesia, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam

●	Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela

The Fund may deem other countries to be frontier markets either currently or in the future. In general, frontier market countries are a sub-set of those currently considered to be emerging or developing markets by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International (MSCI) World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.

The Fund invests primarily in the equity securities of frontier market companies. The equity securities in which the Fund invests are principally common stock, including related depositary receipts and participatory notes. The Fund may invest in the equity securities of companies of any size. Because the securities of frontier market companies tend to be considered small and micro-cap, the Fund’s investments in equity securities consist principally of these of small and micro-cap companies.   The Fund may use participatory notes, which are equity access products structured as debt obligations that are issued or backed by banks and broker-dealers and designed to replicate equity market exposure in frontier markets where direct investment is either impossible or difficult due to local investment restrictions.

When choosing equity investments for the Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An issuer of debt securities, including participatory notes, may fail to make interest payments and repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Depositary receipts risk – The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note’s performance may differ from the underlying security’s performance.  Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.

●
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Franklin Templeton Natural Resources Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/Franklin Templeton Natural Resources Fund (the “Fund”) is to seek high total return (consisting of capital appreciation and income).
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/Franklin Templeton Natural Resources Fund
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		1.33%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/Franklin Templeton Natural Resources Fund	135	421	729	1,601

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	52.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets in the equity and debt securities of companies in the natural resources sector.  The Fund invests predominantly in equity securities, primarily common stock.  For the Fund’s investment purposes, Franklin Advisers, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), considers the natural resources sector to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related services.  The sector includes, for example, the following industries:  integrated oil, oil and gas exploration and production, energy equipment services and technology, gold and other precious metals, steel and iron ore production, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, alternative energy sources, and environmental services.  In addition to its investment in companies in the natural resources sector, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer.

The Fund may invest a significant portion of its assets in smaller capitalization companies, which the Sub-Adviser generally considers to be companies with market capitalizations of less than $1.5 billion at the time of the Fund’s investment.  The Sub-Adviser anticipates that, under normal market conditions, the Fund will invest more of its assets in U.S. securities than in securities of any other single country, but the Fund may invest more than 50% of its total assets in foreign securities including emerging market securities.  The Fund may also invest in American Depositary Receipts.

The Sub-Adviser is a research driven, fundamental investor, pursuing a growth strategy.  As a “bottom-up” investor focusing primarily on individual securities, the Sub-Adviser seeks companies that have identifiable drivers of future earnings growth and that present, in the Sub-Adviser’s opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market.  This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund.  Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

●
 Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Lazard International Strategic Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/Lazard International Strategic Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/Lazard International Strategic Equity Fund
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.28%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Lazard International Strategic Equity Fund	130	406

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its assets (plus any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are undervalued based on their earnings, cash flow or asset values.  The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis.

As of the date of this prospectus, the countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Country/regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

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Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

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Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

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Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

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Equity securities risk – Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

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Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

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Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

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Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

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Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities. As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn. It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Long Short Credit Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian Long Short Credit Fund (the “Fund”) is to seek to maximize total return through a combination of current income and capital appreciation, consistent with capital preservation.

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian Long Short Credit Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.43%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Long Short Credit Fund	146	452

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing its assets across a wide range of fixed income securities, and other investments to generate total return under a variety of market conditions and economic cycles.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds,  mortgage-related securities and asset-backed securities, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.  The Fund may invest in fixed, variable and floating rate instruments, which may be of any duration or maturity.  The Fund may invest in fixed income securities of U.S. and non-U.S. issuers located in developed and emerging market countries.

The Fund may invest in credit-related instruments (i) rated investment grade or, if unrated, determined by PPM America, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), to be of comparable quality, and (ii) rated below investment grade (sometimes referred to as “high yield” or “junk” securities) or, if unrated, deemed equivalent by the Sub-Adviser.

The Fund may invest, without limitation in derivative or other synthetic instruments that have economic characteristics similar to the investments mentioned above.

The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, including emerging market issuers.  Based on the Sub-Adviser’s assessment of the Fund’s foreign currency exposure, the Sub-Adviser may (but is not required to) hedge a portion of the Fund’s exposure relative to the U.S. dollar through the use of currency futures and forwards and other derivatives.

The Fund may invest in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock. The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information, for investment purposes.  The Fund also may invest in currency futures and forward currency exchange contracts, which are derivatives, in order to hedge against currency exposure or for investment purposes.

The Fund may use derivatives for hedging or non-hedging purposes. The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The Fund also may use derivatives to establish net short positions for individual markets, currencies and securities or to adjust the Fund’s portfolio duration.  In addition, the Fund may establish short positions in fixed income securities through the use of derivative instruments to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation.

The Fund may engage in short sales for hedging purposes or to enhance total return.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund seeks to maximize total return through a long/short strategy that utilizes sector allocation, security selection, interest rate risk management and various other strategies.  The Sub-Adviser determines the Fund’s allocations to investment grade bonds, high yield bonds and bank loans based on the Sub-Adviser’s outlook for risk-adjusted returns from those types of securities.  Within those sectors, the Sub-Adviser then selects individual securities based on its analysis of the various issuers.  The Sub-Adviser also seeks to minimize interest rate risk, taking into consideration the maturity and duration of the portfolio as a whole or with respect to a particular security.

In anticipation of or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

●
Leverage risk – Reverse repurchase agreements, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

●	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

●	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

●
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost.

●
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Neuberger Berman Currency Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/Neuberger Berman Currency Fund (the “Fund”) is to seek absolute return.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/Neuberger Berman Currency Fund
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.22%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Neuberger Berman Currency Fund	124	387

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in currency-related investments.  Currency-related investments may include all currency spots, forwards, swaps, futures, and options as well as U.S. Treasury Bills, Notes and U.S. Government and Government Agency Securities.  The Fund seeks to generate absolute returns with low correlation to other asset classes.

The Fund will invest primarily in currencies of developed countries. The Fund will also invest, to a lesser extent, in emerging market currencies considered to be liquid. The Fund will invest in these currencies mainly, but not exclusively, through, currency spot contracts and currency forward contracts.  The Fund may also gain exposure to currencies through currency swaps, non-deliverable currency forwards, currency options and currency futures.

The management of the Fund is supported by a framework of fundamental tools that the Fund uses in seeking to assess relative value among currencies. The Fund analyzes data and seeks opportunities across multiple time horizons and uses a number of strategies based on fundamental factors such as multi-asset class momentum indicators, interest rates, growth, capital flows, distance from fair value, policy impact on growth, and structural factors.

The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers.  These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest in high quality (being rated BBB or above or equivalent by a Recognized Rating Agency) short-term money market instruments such as bank deposits, fixed or floating rate instruments (including but not limited to commercial paper), floating rate notes, certificates of deposit, debentures, asset backed securities and government or corporate bonds, cash and cash equivalents (including but not limited to treasury bills).

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

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Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An issuer of debt securities, including participatory notes, may fail to make interest payments and repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

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Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund.  A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.  For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.  The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments, which may include purchasing or selling call and put options.  A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price.  Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.  Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset.  The Fund may also use futures, swaps, and other derivative instruments to hedge risk.  The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed.  To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended.  Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.  In addition, for a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged.  Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  It is not possible to hedge fully or perfectly against any risk.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

●	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund.  For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity.  Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether.  While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.  Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

●
Swaps risk – Swap agreements involve risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Nicholas Convertible Arbitrage Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/Nicholas Convertible Arbitrage Fund (the “Fund”) is to seek absolute return.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/Nicholas Convertible Arbitrage Fund
Management Fees (as a percentage of Assets)		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	1.40%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		2.51%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 1.14%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/Nicholas Convertible Arbitrage Fund	254	782	1,335	2,846

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Portfolio Turnover, Rate	139.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by utilizing directional hedges on the underlying equity exposure of convertible securities invested in by the Fund.  Nicholas Investment Partners, L.P., the Fund’s sub-adviser (the “Sub-Adviser”), combines traditional credit analysis with fundamental equity research and its expertise in small and mid-capitalization companies to analyze the equity securities underlying potential convertible securities investments.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/PIMCO Credit Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/PIMCO Credit Income Fund (the “Fund”) is to seek maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/PIMCO Credit Income Fund
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Total Annual Fund Operating Expenses		1.01%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/PIMCO Credit Income Fund	103	322	558	1,236

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	79.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.  Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.  The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Credit Index, as calculated by Pacific Investment Management Company LLC, the Fund’s sub-adviser (the “Sub-Adviser”).  Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”) rated B or higher (or equivalent) by a nationally recognized statistical ratings organization or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information (“SAI”).  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs and the use of when-issued, delayed delivery or forward commitment transactions and derivatives, among others, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

●
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

●
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

●
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/PineBridge Merger Arbitrage Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/PineBridge Merger Arbitrage Fund (the “Fund”) is to seek capital appreciation.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/PineBridge Merger Arbitrage Fund
Management Fees (as a percentage of Assets)		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.41%
Acquired Fund Fees and Expenses	[2]	0.07%
Total Annual Fund Operating Expenses		1.58%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.15%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/PineBridge Merger Arbitrage Fund	161	499	860	1,878

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 341% of the average value of its portfolio.

Portfolio Turnover, Rate	341.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective through the use of mergers and acquisitions (“M&A”) arbitrage by investing in equity securities of companies that are involved publicly announced mergers, takeovers, tender offers, leveraged buyouts, and other corporate reorganizations.  M&A arbitrage is an investments strategy designed to profit from the successful completion of such transactions.

The Fund is permitted to hold long and short equity positions and generally invests in securities of U.S. and Canadian companies, but also may invest its assets in other foreign securities, including foreign receipts.  The Fund may invest in companies with large, medium, or small capitalizations.  The Fund may, as applicable, utilize leverage or engage in derivative transactions.  The Fund may also invest in various types of corporate and government debt obligations as part of its M&A arbitrage strategy.

PineBridge Investments LLC, the Fund’s sub-adviser (the “Sub-Adviser”), on behalf of the Fund, will primarily buy securities of companies being acquired in publicly announced M&A transactions (“Publicly Announced M&A Transactions”).  The Fund’s investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of securities of the target company and the value that is offered for these securities by the acquiring company.  The Sub-Adviser may engage in selling short the securities of the acquiring company when the terms of the Publicly Announced M&A Transaction require the exchange of common stock and/or other securities of the acquiring company.  The Sub-Adviser may also engage in selling short the securities of the target company as part of its M&A arbitrage strategy.

When an M&A transaction is publicly announced, the Sub-Adviser will analyze the transaction’s terms and the likelihood the transaction will be completed.  The Sub-Adviser intends to select investments of the type described, which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both risks involved and the potential of available alternate investments.

The performance of the Fund’s portfolio of investments will be measured against the 3-Month London Interbank Offered Rate (LIBOR), as fixed by the British Bankers Association, on each business day.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●
Credit risk – A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

●	Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs and the use of when-issued, delayed delivery or forward commitment transactions and derivatives, among others, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Merger and acquisition arbitrage risk – The Fund will engage in merger and acquisition arbitrage transactions where it will purchase or sell short securities at prices below or above the anticipated value of the cash, securities, or other consideration involved in the proposed transaction.  If the proposed transaction later appears likely not to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses if such securities are sold, transferred, or exchanged for securities or cash, the value of which is less than the purchase price.  In certain transactions, the Fund may not be “hedged” against market fluctuations.  This can result in losses, even if the proposed transaction is consummated.  In addition, a security to be issued in a merger or similar transaction may be sold short by the Fund in the expectation that the short position will be covered by delivery of such security when issued.  If the merger or exchange offer is not consummated, the Fund may be forced to cover its short positions at a higher price that its short sale price, resulting in a loss.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

●	Portfolio turnover risk– Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Short sales risk – A short sale may be effected by selling a security that the fund does not own.  If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Schroder Emerging Europe Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/Schroder Emerging Europe Fund (the “Fund”) is to seek long-term growth of capital.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/Schroder Emerging Europe Fund
Management Fees (as a percentage of Assets)		1.10%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.58%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Schroder Emerging Europe Fund	161	499

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity related securities of companies located (or with primary operations) in the emerging market countries of Europe, with a primary focus on Central and Eastern European markets and the markets of the former Soviet Union and the Mediterranean-region emerging markets.  The Fund currently expects to make most of its investments in equity securities of companies located (or with primary operations) in the Czech Republic, Hungary, Poland, Russia and Turkey.

The Fund may also invest up to 20% in companies located (or with primary operations) in Northern Africa, the Middle East and Central Asia.

The Fund may purchase the equity securities of companies of any size.  The Fund may invest in ordinary shares, preference shares, units of ordinary and preference shares, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, warrants, rights issues, participatory notes, initial public offerings and other securities of an equity nature listed on regulated exchanges.  Schroder Investment Management North America Limited, the Fund’s sub-sub-adviser (the “Sub-Sub-Adviser”) primarily employs a bottom-up approach (i.e., based on the characteristics of individual companies, rather than broad economic trends) to evaluate companies in which to invest, by focusing mostly on stock selection within a country, with some focus on country allocation.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/The Boston Company Equity Income Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/The Boston Company Equity and Income Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/The Boston Company Equity Income Fund
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.07%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/The Boston Company Equity Income Fund	109	340	590	1,306

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.  The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.  The The Boston Company Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.  The Fund will emphasize those stocks with value characteristics, although it may purchase growth stocks.  The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500/Citigroup Value Index.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (the “Fund”) is to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	3.04%
Total Annual Fund Operating Expenses		4.19%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 2.78%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	421	1,272	2,138	4,364

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 261% of the average value of its portfolio.

Portfolio Turnover, Rate	261.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund utilizes a market neutral style seeking to provide attractive performance in both up and down markets.  The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in what The Boston Company Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes to be undervalued companies with strong and improving business prospects while shorting companies the Sub-Adviser believes to have deteriorating business momentum and excessive valuations.  The use of uncorrelated equity strategies across investing styles, market caps, and industries may provide investors with more attractive risk adjusted returns, as compared with traditional equity investing.

The Fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks.  The Fund uses a blended strategy, investing in both growth and value stocks of U.S. and foreign issuers of any capitalization, including those in emerging markets.  In addition to purchasing or selling short individual securities, the Fund may purchase or sell short any type of future or option related to such securities.  The Fund may also invest in exchange-traded funds (“ETFs”).

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk –Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●	Portfolio turnover risk– Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

●
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/UBS Global Long Short Income Opportunities Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/UBS Global Long Short Income Opportunities Fund (the “Fund”) is to seek to maximize total return, consisting of capital appreciation and current income.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/UBS Global Long Short Income Opportunities Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.43%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/UBS Global Long Short Income Opportunities Fund	146	452

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing its assets across a wide range of fixed income securities, currencies and other investments to generate total returns under a variety of market conditions and economic cycles.  The Fund may invest in fixed income securities of U.S. and non-U.S. issuers located in developed and emerging market countries.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, debt securities of supranationals and corporations including trust-preferred securities, convertible securities, mortgage-backed securities, asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.  The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The Fund may invest in fixed income securities of any credit quality, including non-investment grade securities (often referred to as high yield securities or “junk bonds”).

The Fund expects to use exchange traded and/or over-the-counter derivative instruments extensively in employing its long/short, globally-oriented fixed income and currency strategy.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include, but are not limited to, options (including, but not limited to, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities, caps, floors, collars, structured notes and other derivative instruments.  The Fund may invest in derivatives to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund may use derivatives for hedging or non-hedging purposes.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The Fund also may use derivatives to establish net short positions for individual markets, currencies and securities or to adjust the Fund’s portfolio duration.

In addition, the Fund may establish short positions in fixed income securities through the use of any of the derivative instruments listed above to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation.  UBS Global Asset Management (Americas) Inc., the Fund’s sub-adviser (the “Sub-Adviser”), expects that the duration of the Fund’s portfolio will be between approximately +6 and -6 years depending on the level and expected future direction of interest rates.  Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in 1% increments.  For example, when the level of interest rates increases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of six years generally will decrease by approximately 6% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of six years generally will increase by approximately 6%.  Conversely when the level of interest rates decreases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of six years generally will increase by approximately 6% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of six years generally will decrease by approximately 6%.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

●
Leverage Risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Urdang International REIT Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The investment objective of the Curian/Urdang International REIT Fund (the “Fund”) is to seek to maximize total return consisting of capital appreciation and current income.
Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/Urdang International REIT Fund
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.28%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Urdang International REIT Fund	130	406

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in publicly-traded foreign equity securities of companies principally engaged in the real estate sector. The Fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (excluding the United States). Although the Fund invests primarily in developed markets, it also may invest in equity securities of companies located in emerging market countries, and may invest in equity securities of companies of any market capitalization, including smaller companies. In selecting investments for the Fund’s portfolio, Urdang Securities Management, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), uses a proprietary approach to quantify investment opportunities from both a real estate and stock perspective. Generally, the Sub-Adviser combines top-down real estate research, bottom-up stock analysis, and its proprietary relative value securities valuation process. In conducting its bottom-up research, the Sub-Adviser engages in an active analysis process that includes regular and direct contact with the companies in the Fund’s investable universe. These research efforts are supported with extensive sell side and independent research. Through the use of the proprietary relative value process, the Sub-Adviser seeks to establish the validity of the price of a security relative to its peers based on factors unrelated to traditional real estate metrics, such as the impact on value of leverage, growth rate, market capitalization and property type.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities.  When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

●
Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant.  Thus, investments in warrants may involve substantially more risk than investments in common stock.  Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Van Eck International Gold Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian/Van Eck International Gold Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund may take current income into consideration when choosing investments.

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/Van Eck International Gold Fund
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		1.33%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Van Eck International Gold Fund	135	421

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	1.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion.  A company principally engaged in gold-related activities is one that derives at least 50% of its revenues from gold-related activities, including the exploration, mining or processing of or dealing in gold.  The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry.

The Fund invests in securities of companies with economic ties to countries throughout the world, including the U.S.  Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries.  The Fund may invest in securities of companies of any capitalization range.  The Fund primarily invests in companies that the portfolio manager believes represent value opportunities and/or that have growth potential within their market niche, through their ability to increase production capacity at reasonable cost or make gold discoveries around the world.  The portfolio manager utilizes both a macro-economic examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund may invest up to 25% of its net assets, as of the date of the investment, in gold and silver coins, gold, silver, platinum and palladium bullion and exchange-traded funds (“ETFs”) that invest primarily in such coins and bullion and derivatives on the foregoing, and physical metals. The Fund’s investments in coins and bullion will not earn income, and the sole source of return to the Fund from these investments will be from gains or losses realized on the sale of such investments.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure.  The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including ETFs.  The Fund may also invest in money market funds, but these investments are not subject to this limitation.  The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not economically feasible.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Concentration in gold-mining industry risk – The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries.  The Fund maybe susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry.  Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold industry.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Direct investments risk – Direct investments may involve a high degree of business and financial risk that can result in substantial losses.  Because of the absence of any public trading market for many of these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities.  Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund. For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether. While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Conservative Fund
Investment Objectives.
The investment objective of the Curian Guidance – Conservative Fund (the “Fund”) is to seek the generation of income through investment in other funds (the “Underlying Funds”).
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Conservative Fund Curian Guidance - Conservative
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.13%
Total Annual Fund Operating Expenses		1.59%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Conservative Fund Curian Guidance - Conservative	162	502	866	1,889

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest primarily in fixed income and other income-oriented securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities
 Broad Basket

Convertible
 Arbitrage

Corporate Bond

Covered Call
 Writing

Currency

Emerging Markets
 Debt

Emerging Markets
 Equity

Emerging Markets
Small Cap

Equity Income

Fixed Income

Floating Rate
 Securities

Global Bond

Global
Infrastructure

Global Long/Short
 Credit

Global Macro

Global Real Estate

Global Tactical
 Asset Allocation

High Yield Bonds

Inflation Protected
 Securities

International Bond

International
 Equity

International
 Equity Income

International Small
 Cap Equity

Large Cap Growth

Large Cap Value

Listed Private
 Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management
 Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All
 Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Tactical Advantage 35 Fund
Investment Objective.
The investment objective of the Curian Tactical Advantage 35 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Tactical Advantage 35 Fund
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.23%
Total Annual Fund Operating Expenses		1.49%
Fee Waiver or Reimbursement	[3]	(0.30%)
Net Expenses (as a percentage of Assets)		1.19%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Tactical Advantage 35 Fund	121	442	785	1,754

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 20% to 50% (with a neutral target allocation of 35%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 80% (with a neutral target allocation of 65%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Tactical Advantage 60 Fund
Investment Objective.
The investment objective of the Curian Tactical Advantage 60 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Tactical Advantage 60 Fund
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.25%
Total Annual Fund Operating Expenses		1.51%
Fee Waiver or Reimbursement	[3]	(0.30%)
Net Expenses (as a percentage of Assets)		1.21%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Tactical Advantage 60 Fund	123	448	795	1,776

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 45% to 75% (with a neutral target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 25% to 55% (with a neutral target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Exchange-traded funds investing risk –A fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Tactical Advantage 75 Fund
Investment Objective.
The investment objective of the Curian Tactical Advantage 75 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Tactical Advantage 75 Fund
Management Fees (as a percentage of Assets)		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.26%
Total Annual Fund Operating Expenses		1.52%
Fee Waiver or Reimbursement	[3]	(0.30%)
Net Expenses (as a percentage of Assets)		1.22%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Tactical Advantage 75 Fund	124	451	801	1,787

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its investment objective primarily through investing in underlying exchange-traded funds.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, he Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 50% to 100% (with a neutral target allocation of 75%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 0% to 50% (with a neutral target allocation of 25%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Dynamic Risk Advantage - Diversified Fund
Investment Objective.
The investment objective of the Curian Dynamic Risk Advantage – Diversified Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Dynamic Risk Advantage - Diversified Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.07%
Total Annual Fund Operating Expenses		1.53%
Fee Waiver or Reimbursement	[3]	(0.07%)
Net Expenses (as a percentage of Assets)		1.46%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.07% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Dynamic Risk Advantage - Diversified Fund	149	477	828	1,818

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 1,487% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure between (i) global equity securities, core U.S. fixed income securities, currency, high-yield bonds, emerging markets debt, real estate investment trusts (REITs), and commodities (“Diversified Component”) and (ii) a low risk market portfolio of short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”) as instructed by the Adviser.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bond, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Dynamic Risk Advantage - Growth Fund
Investment Objective.
The investment objective of the Curian Dynamic Risk Advantage – Growth Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Dynamic Risk Advantage - Growth Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.07%
Total Annual Fund Operating Expenses		1.53%
Fee Waiver or Reimbursement	[3]	(0.07%)
Net Expenses (as a percentage of Assets)		1.46%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.07% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Dynamic Risk Advantage - Growth Fund	149	477	828	1,818

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 1,005% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure between (i) global equity, commodities, and S&P 500 Volatility Index futures (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”), as instructed by the Adviser.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk –The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Dynamic Risk Advantage - Income Fund
Investment Objective.
The investment objective of the Curian Dynamic Risk Advantage – Income Fund (the “Fund”) is to seek long-term capital appreciation and current income.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Dynamic Risk Advantage - Income Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.35%
Total Annual Fund Operating Expenses		1.81%
Fee Waiver or Reimbursement	[3]	(0.35%)
Net Expenses (as a percentage of Assets)		1.46%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.35% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Dynamic Risk Advantage - Income Fund	149	535	947	2,098

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its investment objective primarily through investing in underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposures between (i) domestic and international dividend-paying equities, U.S. corporate bonds, preferred stocks, real estate investment trusts (REITs), emerging markets debt, and high-yield bonds (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”).  Such asset class exposures will be obtained primarily through Underlying ETFs.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/American Funds Growth Fund
Investment Objective.
The Curian/American Funds® Growth Fund (the “Fund” or “Feeder Fund”) seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth FundSM (the “Master Fund”).

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses1 (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/American Funds Growth Fund
Management Fees (as a percentage of Assets)	[1]	1.18%
Distribution and Service (12b-1) Fees	[1]	0.25%
Other Expenses (as a percentage of Assets):	[1][2]	0.28%
Total Annual Fund Operating Expenses	[1]	1.71%
Fee Waiver or Reimbursement	[1][3]	(0.50%)
Net Expenses (as a percentage of Assets)	[1]	1.21%
[1]	1 The fee table and example reflect the expenses of both the Fund and the Master Fund.
[2]	2 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[3]	3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.50%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/American Funds Growth Fund	123	490	881	1,978

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.
Portfolio Turnover (% of average value of portfolio).
The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2012-12/31/2012	21%

Principal Investment Strategies.
The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.  The Master Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers.  Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
●
Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance

Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by the Feeder Fund or variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Fund Annual Total Returns as of December 31

Master Fund Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Curian/American Funds Growth Fund	Class 1	18.19%	1.16%	9.03%
Curian/American Funds Growth Fund S&P 500	S&P 500	15.99%	1.66%	7.10%

Curian/AQR Risk Parity Fund
Investment Objective.
The investment objective of the Curian/AQR Risk Parity Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/AQR Risk Parity Fund
Management Fees (as a percentage of Assets)		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.33%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/AQR Risk Parity Fund	135	421

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not completed a fiscal year.

Principal Investment Strategies.
The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities).  The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below).  The Fund will generally have some level of investment in the majority of asset classes and Instruments which generally includes over 50 exposures globally, but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes.  The allocation among the different asset classes is based on AQR Capital Management, LLC’s, the Fund’s sub-adviser (the “Sub-Adviser”), assessment of the risk associated with each asset class, the investment opportunity presented by each asset class, as well as the Sub-Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad.

In allocating assets among asset classes, the Sub-Adviser follows a “risk parity” approach.  The “risk parity” approach to asset allocation seeks to balance the allocation of risk across asset classes (as measured by forecasted volatility, estimated potential loss, and other proprietary measures) when building the portfolio.  This means that lower risk asset classes (such as global fixed income securities and inflation-linked government bonds) will generally have higher notional allocations than higher risk asset classes (such as global developed and emerging market equities).  A “neutral” asset allocation targets an equal risk allocation from each of the three following major risk sources:  equity risk, fixed income risk, and inflation risk.  The Sub-Adviser expects to tactically vary the Fund’s allocation to the various asset classes depending on market conditions, which can cause the Fund to deviate from a “neutral” position.  The desired overall risk level of the Fund may be increased or decreased by the Sub-Adviser.  There can be no assurance that employing a “risk parity” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Generally, the Fund gains exposure to asset classes by investing in many different types of instruments, including, but not limited to:  equity securities (such as common stock, preferred stock, and convertible securities); equity futures, equity swaps, currency forwards, commodity futures, swaps on commodity futures, bond futures, swaps on bond futures, interest rate swaps, and inflation swaps; government bonds, including inflation protected government bonds (such as Treasury Inflation Protected Securities); cash and cash equivalents, including but not limited to money market fund shares (collectively, the “Instruments”), by investing directly in those Instruments.  There is no maximum or minimum exposure to any one Instrument or any one asset class.  The Fund may also invest in exchange-traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund is actively managed and the Sub-Adviser will vary the Fund’s exposure to the asset classes based on the Sub-Adviser’s evaluation of investment opportunities within and across the asset classes.  The Sub-Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund.  Shifts in allocations among asset classes or Instruments will be determined using models based on the Sub-Adviser’s general value and momentum investment philosophy.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.  The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories.  The Fund may have exposure to equity securities of companies of any market capitalization.  There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities.  The Fund may have exposure in long and short positions across all of the asset classes, however, short positions will generally only be taken to hedge other investments made by the Fund.  The Sub-Adviser does not anticipate that the Fund will be net short of any particular market.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity, or financial instrument at a pre-determined price in the future.  The Fund’s use of future contracts, forward contracts, swaps, and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviations of its returns.  Higher volatility generally indicates higher risk.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 7% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at a time.  The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures.

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%).

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities (including U.S. Treasury bills), U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund.  The Fund may also enter into reverse repurchase agreements.  Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price.  While the Fund normally does not engage in borrowing, leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures transactions, or uses certain other derivative instruments.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  The Internal Revenue Service (the “IRS”) has currently suspended the issuance of private letter rulings relating to the tax treatment of income and gain generated by investments in commodity-linked notes and income generated by investments in controlled foreign corporations that invest in commodity-linked derivative instruments.  As a result, until further clarification is provided by the IRS with respect to the treatment of such income and gain, the Fund will not invest in a controlled foreign corporation that invests in commodity-linked derivative instruments.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

●
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

●
Investment momentum style risk– Investing in securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

●	Portfolio turnover risk– Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

●
Reverse repurchase agreement risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.  If a governmental entity defaults, it may ask for more time in which to pay or for further loans.  There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Short sales risk – A short sale may be effected by selling a security that the fund does not own.  If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Swaps risk – Swap agreements involve risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

●
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

●
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

●
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Epoch Global Shareholder Yield Fund
Investment Objective.
The investment objective of the Curian/Epoch Global Shareholder Yield Fund (the “Fund”) is to seek to provide a high level of income. Capital appreciation is a secondary objective.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/Epoch Global Shareholder Yield Fund
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.22%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/Epoch Global Shareholder Yield Fund	124	387	670	1,477

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies.
The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in free cash flow.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.  The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when Epoch Investment Partners, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), believes they represent attractive investment opportunities.  The Fund may invest up to 20% of its net assets in investment grade fixed income securities in U.S. and international markets.  Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies.  Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.  Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.  The Fund will normally invest in companies located in at least three countries outside of the U.S.  The Fund’s goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital International (“MSCI”) World Index.

The Sub-Adviser invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.  The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics.  The Sub-Adviser seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction.

The Sub-Adviser seeks to find and invest in companies that meet its definition of quality – companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.  The Sub-Adviser evaluates whether a company has a focus on high shareholder yield by analyzing the company’s existing cash dividend, the company’s share repurchase activities, and the company’s debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/FAMCO Flex Core Covered Call Fund
Investment Objective.
The investment objective of the Curian/FAMCO Flex Core Covered Call Fund (the “Fund”) is to seek long-term capital appreciation while reducing the downside risk of equity investments.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/FAMCO Flex Core Covered Call Fund
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.12%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/FAMCO Flex Core Covered Call Fund	114	356	617	1,363

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 162% of the average value of its portfolio.

Principal Investment Strategies.
Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s total assets.

Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers, in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.  Common stocks will be selected by Fiduciary Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), utilizing a combination of its proprietary qualitative and quantitative selection criteria.  The Fund will normally write (sell) covered call options on the equity securities held by the Fund to seek to protect the Fund from market decline.  The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses during periods of declining equity prices.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●	Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Moderate Fund
Investment Objective.
The primary investment objective of the Curian Guidance – Moderate Fund (the “Fund”) is to seek a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”).

Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Moderate Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.21%
Total Annual Fund Operating Expenses		1.67%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Moderate Fund	170	526	907	1,976

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in fixed income and other income-oriented securities as well as dividend-paying equity securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Emerging Markets Small Cap

Equity Income

Fixed Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Bond

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
 Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Franklin Templeton Natural Resources Fund
Investment Objective.
The investment objective of the Curian/Franklin Templeton Natural Resources Fund (the “Fund”) is to seek high total return (consisting of capital appreciation and income).
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/Franklin Templeton Natural Resources Fund
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		1.33%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/Franklin Templeton Natural Resources Fund	135	421	729	1,601

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies.
Under normal market conditions, the Fund invests at least 80% of its net assets in the equity and debt securities of companies in the natural resources sector.  The Fund invests predominantly in equity securities, primarily common stock.  For the Fund’s investment purposes, Franklin Advisers, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), considers the natural resources sector to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related services.  The sector includes, for example, the following industries:  integrated oil, oil and gas exploration and production, energy equipment services and technology, gold and other precious metals, steel and iron ore production, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, alternative energy sources, and environmental services.  In addition to its investment in companies in the natural resources sector, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer.

The Fund may invest a significant portion of its assets in smaller capitalization companies, which the Sub-Adviser generally considers to be companies with market capitalizations of less than $1.5 billion at the time of the Fund’s investment.  The Sub-Adviser anticipates that, under normal market conditions, the Fund will invest more of its assets in U.S. securities than in securities of any other single country, but the Fund may invest more than 50% of its total assets in foreign securities including emerging market securities.  The Fund may also invest in American Depositary Receipts.

The Sub-Adviser is a research driven, fundamental investor, pursuing a growth strategy.  As a “bottom-up” investor focusing primarily on individual securities, the Sub-Adviser seeks companies that have identifiable drivers of future earnings growth and that present, in the Sub-Adviser’s opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market.  This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund.  Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

●
 Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Nicholas Convertible Arbitrage Fund
Investment Objective.
The investment objective of the Curian/Nicholas Convertible Arbitrage Fund (the “Fund”) is to seek absolute return.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/Nicholas Convertible Arbitrage Fund
Management Fees (as a percentage of Assets)		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	1.40%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		2.51%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 1.14%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/Nicholas Convertible Arbitrage Fund	254	782	1,335	2,846

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its investment objective by utilizing directional hedges on the underlying equity exposure of convertible securities invested in by the Fund.  Nicholas Investment Partners, L.P., the Fund’s sub-adviser (the “Sub-Adviser”), combines traditional credit analysis with fundamental equity research and its expertise in small and mid-capitalization companies to analyze the equity securities underlying potential convertible securities investments.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/PIMCO Credit Income Fund
Investment Objective.
The investment objective of the Curian/PIMCO Credit Income Fund (the “Fund”) is to seek maximum total return, consistent with preservation of capital and prudent investment management.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/PIMCO Credit Income Fund
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Total Annual Fund Operating Expenses		1.01%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/PIMCO Credit Income Fund	103	322	558	1,236

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.  Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.  The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Credit Index, as calculated by Pacific Investment Management Company LLC, the Fund’s sub-adviser (the “Sub-Adviser”).  Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”) rated B or higher (or equivalent) by a nationally recognized statistical ratings organization or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information (“SAI”).  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs and the use of when-issued, delayed delivery or forward commitment transactions and derivatives, among others, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

●
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

●
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

●
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/PineBridge Merger Arbitrage Fund
Investment Objective.
The investment objective of the Curian/PineBridge Merger Arbitrage Fund (the “Fund”) is to seek capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/PineBridge Merger Arbitrage Fund
Management Fees (as a percentage of Assets)		0.85%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.41%
Acquired Fund Fees and Expenses	[2]	0.07%
Total Annual Fund Operating Expenses		1.58%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.15%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/PineBridge Merger Arbitrage Fund	161	499	860	1,878

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 341% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its investment objective through the use of mergers and acquisitions (“M&A”) arbitrage by investing in equity securities of companies that are involved publicly announced mergers, takeovers, tender offers, leveraged buyouts, and other corporate reorganizations.  M&A arbitrage is an investments strategy designed to profit from the successful completion of such transactions.

The Fund is permitted to hold long and short equity positions and generally invests in securities of U.S. and Canadian companies, but also may invest its assets in other foreign securities, including foreign receipts.  The Fund may invest in companies with large, medium, or small capitalizations.  The Fund may, as applicable, utilize leverage or engage in derivative transactions.  The Fund may also invest in various types of corporate and government debt obligations as part of its M&A arbitrage strategy.

PineBridge Investments LLC, the Fund’s sub-adviser (the “Sub-Adviser”), on behalf of the Fund, will primarily buy securities of companies being acquired in publicly announced M&A transactions (“Publicly Announced M&A Transactions”).  The Fund’s investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of securities of the target company and the value that is offered for these securities by the acquiring company.  The Sub-Adviser may engage in selling short the securities of the acquiring company when the terms of the Publicly Announced M&A Transaction require the exchange of common stock and/or other securities of the acquiring company.  The Sub-Adviser may also engage in selling short the securities of the target company as part of its M&A arbitrage strategy.

When an M&A transaction is publicly announced, the Sub-Adviser will analyze the transaction’s terms and the likelihood the transaction will be completed.  The Sub-Adviser intends to select investments of the type described, which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both risks involved and the potential of available alternate investments.

The performance of the Fund’s portfolio of investments will be measured against the 3-Month London Interbank Offered Rate (LIBOR), as fixed by the British Bankers Association, on each business day.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●
Credit risk – A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

●	Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs and the use of when-issued, delayed delivery or forward commitment transactions and derivatives, among others, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Merger and acquisition arbitrage risk – The Fund will engage in merger and acquisition arbitrage transactions where it will purchase or sell short securities at prices below or above the anticipated value of the cash, securities, or other consideration involved in the proposed transaction.  If the proposed transaction later appears likely not to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses if such securities are sold, transferred, or exchanged for securities or cash, the value of which is less than the purchase price.  In certain transactions, the Fund may not be “hedged” against market fluctuations.  This can result in losses, even if the proposed transaction is consummated.  In addition, a security to be issued in a merger or similar transaction may be sold short by the Fund in the expectation that the short position will be covered by delivery of such security when issued.  If the merger or exchange offer is not consummated, the Fund may be forced to cover its short positions at a higher price that its short sale price, resulting in a loss.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

●	Portfolio turnover risk– Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Short sales risk – A short sale may be effected by selling a security that the fund does not own.  If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/The Boston Company Equity Income Fund
Investment Objective.
The investment objective of the Curian/The Boston Company Equity and Income Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/The Boston Company Equity Income Fund
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.07%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/The Boston Company Equity Income Fund	109	340	590	1,306

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies.
Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.  The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.  The The Boston Company Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.  The Fund will emphasize those stocks with value characteristics, although it may purchase growth stocks.  The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500/Citigroup Value Index.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Investment Objective.
The investment objective of the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (the “Fund”) is to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	3.04%
Total Annual Fund Operating Expenses		4.19%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 2.78%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	421	1,272	2,138	4,364

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 261% of the average value of its portfolio.

Principal Investment Strategies.
The Fund utilizes a market neutral style seeking to provide attractive performance in both up and down markets.  The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in what The Boston Company Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes to be undervalued companies with strong and improving business prospects while shorting companies the Sub-Adviser believes to have deteriorating business momentum and excessive valuations.  The use of uncorrelated equity strategies across investing styles, market caps, and industries may provide investors with more attractive risk adjusted returns, as compared with traditional equity investing.

The Fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks.  The Fund uses a blended strategy, investing in both growth and value stocks of U.S. and foreign issuers of any capitalization, including those in emerging markets.  In addition to purchasing or selling short individual securities, the Fund may purchase or sell short any type of future or option related to such securities.  The Fund may also invest in exchange-traded funds (“ETFs”).

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk –Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●	Portfolio turnover risk– Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

●
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Equity Income Fund
Investment Objective.
The investment objective of the Curian Guidance – Equity Income Fund (the “Fund”) is to seek a potentially rising stream of income by investing in a selection of companies with a multiple-year history of increasing their dividend payouts over the long-term with some risk control through investment in other funds (the “Underlying Funds”).

Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Equity Income Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.25%
Total Annual Fund Operating Expenses		1.71%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Equity Income Fund	174	539	928	2,019

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity-oriented securities that pay a dividend.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return Commodities Broad Basket Convertible Arbitrage Corporate Bond Covered Call Writing Currency Emerging Markets Debt Emerging Markets Equity Equity Income Floating Rate Securities
Global Bond

Global
Infrastructure

Global Real Estate

Global Tactical
Asset Allocation

High Yield Bonds

Inflation Protected
 Securities

International
 Equity

International
 Equity Income

International Small
Cap Equity

Large Cap Growth

Large Cap Value

Listed Private
Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management
Asset Allocation

Small Cap Growth

Small Cap Value

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Moderate Growth Fund
Investment Objective.
The investment objective of the Curian Guidance – Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital by investing in other funds (the “Underlying Funds”) that offer a broad array of stock, bond, and other asset classes and strategies.

Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Moderate Growth Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.28%
Total Annual Fund Operating Expenses		1.74%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Moderate Growth Fund	177	548	944	2,052

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Emerging Markets Small Cap

Equity Income

Fixed Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Bond

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Maximum Growth Fund
Investment Objective.
The investment objective of the Curian Guidance – Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Maximum Growth Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.34%
Total Annual Fund Operating Expenses		1.80%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Maximum Growth Fund	183	566	975	2,116

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Emerging Markets Small Cap

Equity Income

Fixed Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Bond

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance.
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Tactical Moderate Growth Fund
Investment Objective.
The investment objective of the Curian Guidance – Tactical Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Tactical Moderate Growth Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.12%
Total Annual Fund Operating Expenses		1.58%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Tactical Moderate Growth Fund	161	499	860	1,878

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest among various equity and fixed income asset and sub-asset classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Global Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

●
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Tactical Maximum Growth Fund
Investment Objective.
The investment objective of the Curian Guidance – Tactical Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through a flexible, and potentially concentrated, allocation in stocks, bonds, and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Tactical Maximum Growth Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.42%
Total Annual Fund Operating Expenses		1.88%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Tactical Maximum Growth Fund	191	591	1,016	2,201

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest amongst various equity, fixed income, and commodity asset and sub-asset classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Bank Loan

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Multisector Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
 An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Institutional Alt 65 Fund
Investment Objective.
The investment objective of the Curian Guidance – Institutional Alt 65 Fund (the “Fund”) is to seek long-term growth of capital and income through investment in other funds (the “Underlying Funds”).
Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 65 Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.57%
Total Annual Fund Operating Expenses		2.03%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Institutional Alt 65 Fund	206	637	1,093	2,358

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  The traditional and non-traditional asset classes and strategies of the Underlying Funds are as follows:

Traditional Asset Classes and Strategies

U.S. Equity
Large Cap Equity Micro Cap Equity Mid Cap Equity Small Cap Equity

International Equity
Emerging Markets Equity International Equity

Fixed Income
Emerging Markets Debt Floating Rate Securities Global Bond High Yield Bonds Inflation Protected Securities Investment Grade

Balanced
Global Tactical Asset Allocation

Risk Management Asset Allocation

Money Market

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Global Infrastructure Listed Private Equity Managed Futures Market Neutral Merger Arbitrage Natural Resources Precious Metals

Under normal market conditions, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal market conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Institutional Alt 100 Moderate Fund
Investment Objective.
The investment objective of the Curian Guidance – Institutional Alt 100 Moderate Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Moderate Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	1.85%
Total Annual Fund Operating Expenses		2.31%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Curian Guidance - Institutional Alt 100 Moderate Fund	234	721	1,235	2,646

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.  The traditional and non-traditional asset classes and strategies of the Underlying Funds are as follows:

Traditional Asset Class and Strategies
Money Market

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return

Commodities Broad Basket

Convertible Arbitrage

Currency

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Natural Resources

Precious Metals

Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Equity 100 Fund
Investment Objective.
The investment objective of the Curian Guidance – Equity 100 Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”) with an equity orientation.

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Equity 100 Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.86%
Total Annual Fund Operating Expenses		1.32%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Equity 100 Fund	134	418

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.  The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in equities (which may include derivatives exposure to equity securities).  The Fund tactically allocates its assets to Underlying Funds that invest amongst various equity classes, as well as non-traditional investments.  Derivative instruments of the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to equity securities.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Covered Call Writing Emerging Markets Equity International Developed Equity Large Cap Growth	Large Cap Equity Large Cap Value Micro Cap Equity Mid Cap Equity Mid Cap Value	Small Cap Growth Small Cap Equity Small Cap Value

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Fixed Income 100 Fund
Investment Objective.
The investment objective of the Curian Guidance – Fixed Income 100 Fund (the “Fund”) is to seek income and total return through investment in other funds (the “Underlying Funds”) with a fixed income orientation.

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Fixed Income 100 Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.74%
Total Annual Fund Operating Expenses		1.20%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Fixed Income 100 Fund	122	381

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.  The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in fixed income securities (which may include derivatives exposure to fixed income securities).  The Fund tactically allocates its assets to Underlying Funds that invest amongst various fixed income classes, as well as non-traditional investments.  Derivative instruments of the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to fixed income securities.

The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust or the Curian Variable Series Trust.  Not all Funds of the JNL Series Trust and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Emerging Markets Debt Floating Rate Securities Global Bond High Yield Bonds Inflation Protected Securities	U.S. Investment Grade Bond U.S. Short-Term Investment Grade Bond U.S. Government Bond U.S. Investment Grade Credit

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/DFA U.S. Micro Cap Fund
Investment Objective.
The investment objective of the Curian/DFA U.S. Micro Cap Fund (the “Fund”) is to seek long-term capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/DFA U.S. Micro Cap Fund
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		1.33%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/DFA U.S. Micro Cap Fund	135	421

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies.
Dimensional Fund Advisors LP, the Fund’s sub-adviser (the “Sub-Adviser”), believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  In constructing an investment portfolio, the Sub-Adviser identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  It then places priority on efficiently managing portfolio turnover and keeping trading costs low.  The Sub-Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of the common stocks of U.S. micro-cap companies.  A company’s market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of the U.S. micro-cap company, the greater its representation in the Fund.  The Sub-Adviser may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, expected profitability and other factors that the Sub-Adviser determines to be appropriate, given market conditions.  In assessing expected profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in securities of U.S. micro-cap companies.  As of the date of this Prospectus, for the purposes of the Fund, the Sub-Adviser considers micro-cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break.  Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Sub-Adviser.  When implementing its strategy, the Fund will, as of the date of this Prospectus, generally purchase securities of companies that are in the lowest 5% of total market capitalization but may also purchase securities of companies above this range that are considered micro-cap companies under the Sub-Adviser’s market capitalization guidelines.  Under the Sub-Adviser’s market capitalization guidelines described above, as of December 31, 2012, the market capitalization of a micro-cap company was $1,355 million or below.

The Fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure for its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Fund may lend its portfolio securities to generate additional income.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
●
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Franklin Templeton Frontier Markets Fund
Investment Objective.
The investment objective of the Curian/Franklin Templeton Frontier Markets Fund (the “Fund”) is to seek long-term capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/Franklin Templeton Frontier Markets Fund
Management Fees (as a percentage of Assets)		1.40%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.04%
Total Annual Fund Operating Expenses		1.95%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Franklin Templeton Frontier Markets Fund	198	612

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies.
Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries.” The Fund deems the following countries to be frontier markets:

●
Central and Eastern Europe: Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Turkmenistan, Ukraine

●	Africa: Botswana, Cote d’Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Swaziland, Tanzania, Uganda, Zambia, Zimbabwe

●	Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates

●	Asia: Bangladesh, Cambodia, Indonesia, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam

●	Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela

The Fund may deem other countries to be frontier markets either currently or in the future. In general, frontier market countries are a sub-set of those currently considered to be emerging or developing markets by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International (MSCI) World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.

The Fund invests primarily in the equity securities of frontier market companies. The equity securities in which the Fund invests are principally common stock, including related depositary receipts and participatory notes. The Fund may invest in the equity securities of companies of any size. Because the securities of frontier market companies tend to be considered small and micro-cap, the Fund’s investments in equity securities consist principally of these of small and micro-cap companies.   The Fund may use participatory notes, which are equity access products structured as debt obligations that are issued or backed by banks and broker-dealers and designed to replicate equity market exposure in frontier markets where direct investment is either impossible or difficult due to local investment restrictions.

When choosing equity investments for the Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An issuer of debt securities, including participatory notes, may fail to make interest payments and repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Depositary receipts risk – The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note’s performance may differ from the underlying security’s performance.  Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.

●
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Neuberger Berman Currency Fund
Investment Objective.
The investment objective of the Curian/Neuberger Berman Currency Fund (the “Fund”) is to seek absolute return.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/Neuberger Berman Currency Fund
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.22%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Neuberger Berman Currency Fund	124	387

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies.
The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in currency-related investments.  Currency-related investments may include all currency spots, forwards, swaps, futures, and options as well as U.S. Treasury Bills, Notes and U.S. Government and Government Agency Securities.  The Fund seeks to generate absolute returns with low correlation to other asset classes.

The Fund will invest primarily in currencies of developed countries. The Fund will also invest, to a lesser extent, in emerging market currencies considered to be liquid. The Fund will invest in these currencies mainly, but not exclusively, through, currency spot contracts and currency forward contracts.  The Fund may also gain exposure to currencies through currency swaps, non-deliverable currency forwards, currency options and currency futures.

The management of the Fund is supported by a framework of fundamental tools that the Fund uses in seeking to assess relative value among currencies. The Fund analyzes data and seeks opportunities across multiple time horizons and uses a number of strategies based on fundamental factors such as multi-asset class momentum indicators, interest rates, growth, capital flows, distance from fair value, policy impact on growth, and structural factors.

The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers.  These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest in high quality (being rated BBB or above or equivalent by a Recognized Rating Agency) short-term money market instruments such as bank deposits, fixed or floating rate instruments (including but not limited to commercial paper), floating rate notes, certificates of deposit, debentures, asset backed securities and government or corporate bonds, cash and cash equivalents (including but not limited to treasury bills).

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An issuer of debt securities, including participatory notes, may fail to make interest payments and repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund.  A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.  For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.  The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments, which may include purchasing or selling call and put options.  A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price.  Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.  Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset.  The Fund may also use futures, swaps, and other derivative instruments to hedge risk.  The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed.  To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended.  Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.  In addition, for a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged.  Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  It is not possible to hedge fully or perfectly against any risk.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

●	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund.  For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity.  Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether.  While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.  Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

●
Swaps risk – Swap agreements involve risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Van Eck International Gold Fund
Investment Objective.
The investment objective of the Curian/Van Eck International Gold Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund may take current income into consideration when choosing investments.

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/Van Eck International Gold Fund
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.26%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		1.33%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Van Eck International Gold Fund	135	421

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies.
Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion.  A company principally engaged in gold-related activities is one that derives at least 50% of its revenues from gold-related activities, including the exploration, mining or processing of or dealing in gold.  The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry.

The Fund invests in securities of companies with economic ties to countries throughout the world, including the U.S.  Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries.  The Fund may invest in securities of companies of any capitalization range.  The Fund primarily invests in companies that the portfolio manager believes represent value opportunities and/or that have growth potential within their market niche, through their ability to increase production capacity at reasonable cost or make gold discoveries around the world.  The portfolio manager utilizes both a macro-economic examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund may invest up to 25% of its net assets, as of the date of the investment, in gold and silver coins, gold, silver, platinum and palladium bullion and exchange-traded funds (“ETFs”) that invest primarily in such coins and bullion and derivatives on the foregoing, and physical metals. The Fund’s investments in coins and bullion will not earn income, and the sole source of return to the Fund from these investments will be from gains or losses realized on the sale of such investments.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure.  The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including ETFs.  The Fund may also invest in money market funds, but these investments are not subject to this limitation.  The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not economically feasible.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Concentration in gold-mining industry risk – The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries.  The Fund maybe susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry.  Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold industry.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Direct investments risk – Direct investments may involve a high degree of business and financial risk that can result in substantial losses.  Because of the absence of any public trading market for many of these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities.  Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund. For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether. While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Interest Rate Opportunities Fund
Investment Objective
The investment objective of the Curian Guidance – Interest Rate Opportunities Fund (the “Fund”) is to seek total return primarily through strategies that invest in fixed income oriented securities, as well as other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Interest Rate Opportunities Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.28%
Total Annual Fund Operating Expenses		1.71%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Interest Rate Opportunities Fund	174	539

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in fixed income oriented securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Covered Call Writing Emerging Markets Debt Fixed Income Floating Rate Securities	Global Bond Global Infrastructure Global Long/Short Credit Global Real Estate	High Yield Bonds Inflation Protected Securities Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Aberdeen Latin America Fund
Investment Objective.
The investment objective of the Curian/Aberdeen Latin America Fund (the “Fund”) is to seek long-term capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/Aberdeen Latin America Fund
Management Fees (as a percentage of Assets)		1.35%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.83%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Aberdeen Latin America Fund	186	576

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks to achieve its investment objective by investing under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities of Latin American issuers, including companies which are incorporated in, listed in, or have their principal office or area of primary activity in Latin America, as well as other investments that are economically tied to Latin America.  An investment may be considered economically tied to Latin America if the security is issued by companies or other issuers that (i) have their principal securities trading market in a Latin American country, (ii) alone or on a consolidated basis derive a significant portion of their annual revenue or earnings or assets from goods produced, sales made or services performed in Latin American countries; and/or (iii) issue securities denominated in the currency of a Latin American market.

The Latin America region includes, but is not limited to, the following countries:  Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Jamaica, Mexico, Nicaragua, Panama, Paraguay, Peru, Puerto Rico, Suriname, Uruguay, and Venezuela.  The Fund may also invest in depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, preference shares, equity linked notes, warrants and initial public offerings.

The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit, and expects to invest a significant portion of its assets, in emerging market countries.

In choosing stocks, Aberdeen Asset Managers Limited, the Fund’s sub-adviser (the “Sub-Adviser”), employs a bottom-up approach (i.e., based on the characteristics of individual companies, rather than broad economic trends) to evaluate companies based on business quality and valuation, focusing particularly on such characteristics as a company’s business strategy, management team, transparency and commitment to shareholder value.

The Fund will not seek to hedge against a decline in the value of the Fund’s non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

●
Credit risk – The  Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Latin America concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Latin American countries.  Funds that concentrate in specific countries and regions, such as Latin America, tend to have more performance volatility than the performance of more geographically diverse funds.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Ashmore Emerging Market Small Cap Equity Fund
Investment Objective.
The investment objective of the Curian/Ashmore Emerging Market Small Cap Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/Ashmore Emerging Market Small Cap Equity Fund
Management Fees (as a percentage of Assets)		1.10%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.58%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Ashmore Emerging Market Small Cap Equity Fund	161	499

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer.  The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Small-Capitalization Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.  The Fund currently defines Small-Capitalization Issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer.  An Emerging Market Issuer is defined for this Fund as an issuer that is located in an Emerging Market Country, an issuer deriving significant revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries, or that has significant assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may also invest in initial public offerings. Although the Fund focuses on Small-Capitalization securities, it reserves the flexibility to invest a portion of its assets in securities of medium- or large-capitalization issuers.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to use derivatives primarily for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund’s portfolio, Ashmore EMM, L.L.C., the Fund’s sub-adviser (the “Sub-Adviser”), uses principally a bottom-up approach to identify particular securities for investment within Emerging Market Countries. The Sub-Adviser’s investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The portfolio manager analyzes the universe of available Small-Capitalization Emerging Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, including price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer’s long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. The screening process is designed, in part, to avoid investments deemed by the portfolio manager to have unacceptable risk factors. The portfolio manager also reviews and takes into account overall Fund exposures to particular Emerging Market Countries and sectors in an effort to construct a portfolio that provides adequate diversification and risk controls. Taking into account the results of this screening process, the portfolio manager selects particular investments designed to produce a diversified equity portfolio of attractively valued Small-Capitalization Emerging Market Issuers.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●	Illiquid securities risk – If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.
●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Investments in IPOs risk – Initial Public Offerings (“IPOs”) issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities.  When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

●
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Baring International Fixed Income Fund
Investment Objective.
The investment objective of the Curian/Baring International Fixed Income Fund (the “Fund”) is to seek a total return in excess of that achieved by the Fund’s benchmark.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/Baring International Fixed Income Fund
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.08%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Baring International Fixed Income Fund	110	343

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better), Moody’s (Baa3 or better), or in unrated securities of comparable quality as determined by Baring International Investment Limited, the Fund’s sub-adviser (the “Sub-Adviser”).  Fixed income securities may include, for example, corporate bonds and obligations of foreign governments and their agencies and instrumentalities and of supranational entities.  The Fund primarily invests in fixed income securities in markets represented in the Citigroup World Government Bond Index (Excluding U.S.) (the “Index”), the Fund’s benchmark index.  The dollar-weighted average duration of the Fund’s portfolio is generally expected to be within +/ -3 years of the average duration of the Index (as of December 31, 2012, the average duration of the Index was 7.32 years).

The Fund may hold fixed income securities that pay either fixed or floating interest rates.  A majority of the Fund’s investments may be denominated in non-U.S. currencies. To attempt to manage the Fund’s currency risk, the Sub-Adviser in its discretion may, but will not necessarily, employ hedging techniques that utilize forward currency contracts for cross hedging purposes. The Fund also may enter into forward currency contracts for investment purposes to obtain foreign currency exposure. The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. Investment rating agencies in the United States often consider bonds issued in emerging market countries to be below investment grade (“junk” or “high yield” bonds). The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities. The Fund may invest up to 20% of its total assets in any single government- or agency-backed security, and may invest up to 10% of its total assets in any other single security. The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents. The Fund may use futures contracts for hedging purposes, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or as a substitute for direct investments.

The Sub-Adviser generally expects to invest the Fund’s assets such that the percentage weight within the Fund of the groups of countries listed below will not vary by more than the following percentage limitations:

●
European states participating in the Euro Currency — 0% to Index weighting +30% (i.e., if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);

●	European states not participating in the Euro Currency; U.S., Canada, Australia; and Japan — 0% to Index weighting + 30%.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bond, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/BlackRock Global Long Short Credit Fund
Investment Objective.
The investment objective of the Curian/BlackRock Global Long Short Credit Fund (the “Fund”) is to seek absolute total returns over a complete market cycle.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/BlackRock Global Long Short Credit Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.49%
Total Annual Fund Operating Expenses		1.69%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.26%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/BlackRock Global Long Short Credit Fund	172	533

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets.  A complete market cycle for fixed income funds such as the Fund is typically three to five years.

Under normal market conditions, the Fund invests at least 80% of its total assets in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.  The Fund may invest in fixed, variable and floating rate instruments, which may be of any duration or maturity.

Under normal market conditions, the Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by BlackRock Financial Management, Inc. and BlackRock International Limited, the Fund’s sub-advisers (each a “Sub-Adviser” and collectively, the “Sub-Advisers”), in which case the Fund would invest at least 30%) of its total assets in securities (or derivatives with similar economic characteristics) of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers whose securities primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund may invest in credit-related instruments rated below investment grade or deemed equivalent by Fund management, which are commonly referred to as “junk bonds.”

Generally, the Fund’s average maturity is expected to be less than 6 years.

The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies.  The Fund’s investments in non-U.S. dollar based assets may be made on a currency hedged or unhedged basis.

The Fund may invest up to 20% of its total assets in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock.  The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

The Fund may also gain both long and short exposure to fixed income securities by investing in, among other instruments, swaps, including total return, credit default, index and interest rate swaps; options; forward contracts; futures contracts and options on futures contracts that provide long or short exposure to other credit obligations; credit-linked notes that provide long or short exposure to other credit obligations; repurchase agreements; reverse repurchase agreements; exchange-traded funds and closed-end registered investment companies, which may be managed by a Sub-Adviser or one of its affiliates; and other similar transactions.

The Fund may engage in short sales for hedging purposes or to enhance total return.  The Fund also may make short sales “against the box” without limitation.  In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

As part of its normal operations, the Fund may hold high quality money market securities and invest in money market funds, including affiliated money market funds, pending investments or when it expects to need cash to pay redeeming shareholders. The Fund also may invest in these securities in order to achieve its investment goal. Money market securities are short term securities consisting primarily of short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset backed commercial paper, corporate notes and repurchase agreements.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund may borrow from banks for investment purposes.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Air transportation industry risk – The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, and the price of fuel.  Airline deregulation has substantially diminished the government’s role in the air transport industry while promoting an increased level of competition.  However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

●
Borrowing risk - Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

●
Collateralized debt obligations risk – Collateralized debt obligations are subject to credit, interest rate, valuation, prepayment and extension risks.  These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Corporate loan risk – Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Distressed debt risk – The Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mezzanine securities risk – Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.   Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

●	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

●
Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

●
Repurchase agreements and purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

●
Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.  These events could also trigger adverse tax consequences to the Fund.

●
Second lien loans risk – Second lien loans generally are subject to similar risks as those associated with investments in senior loans.  Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

●
Senior loans risk – There is less readily available, reliable information about most senior loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs.  Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.  No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans.

●
Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. In addition, short positions typically involve increased liquidity risk and transactions costs, and the risk that the third part to the short sale may fail to honor its contract terms.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Structured products risk – Holders of structured products bear risks of the underlying investments, index, or reference obligation and are subject to counterparty risk.  The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized.  Certain structured products may be thinly-traded or have a limited trading market.  In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes.  Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations.  Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero.

●
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income. The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Investment Objective.
The investment objective of the Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) is to seek total return.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.59%
Total Annual Fund Operating Expenses		1.79%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.36%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	182	563

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. Total return is defined as income plus capital appreciation. The Fund normally invests in multiple countries and may have significant exposure to foreign currencies. The Fund’s long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Fund may also invest in corporate debt and equity issuers, both foreign and domestic, including banks. The Fund’s investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market countries.

In seeking its investment objective, the Fund may invest in fixed income securities, a wide variety of derivative instruments, and equity securities. The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to): forward foreign currency exchange contracts; futures on securities, indices, currencies, and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps, swap futures, and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, or currencies. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Fund frequently has significant exposure to foreign investments and derivatives.

The Fund employs an absolute return investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed.  Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies typically is substantially independent of longer term movements in the stock and bond market.

In managing the Fund, Eaton Vance Management, the Fund’s sub-adviser (the “Sub-Adviser”), utilizes macroeconomic and political analysis to identify investment opportunities throughout the world, including both developed and emerging markets. The Sub-Adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk – Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified. As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

●
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

●
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Lazard International Strategic Equity Fund
Investment Objective.
The investment objective of the Curian/Lazard International Strategic Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/Lazard International Strategic Equity Fund
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.28%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Lazard International Strategic Equity Fund	130	406

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
Under normal market conditions, the Fund invests at least 80% of its assets (plus any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are undervalued based on their earnings, cash flow or asset values.  The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis.

As of the date of this prospectus, the countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Country/regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

●
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

●
Equity securities risk – Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities. As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn. It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Long Short Credit Fund
Investment Objective.
The investment objective of the Curian Long Short Credit Fund (the “Fund”) is to seek to maximize total return through a combination of current income and capital appreciation, consistent with capital preservation.

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Long Short Credit Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.43%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Long Short Credit Fund	146	452

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks to achieve its investment objective by investing its assets across a wide range of fixed income securities, and other investments to generate total return under a variety of market conditions and economic cycles.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds,  mortgage-related securities and asset-backed securities, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.  The Fund may invest in fixed, variable and floating rate instruments, which may be of any duration or maturity.  The Fund may invest in fixed income securities of U.S. and non-U.S. issuers located in developed and emerging market countries.

The Fund may invest in credit-related instruments (i) rated investment grade or, if unrated, determined by PPM America, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), to be of comparable quality, and (ii) rated below investment grade (sometimes referred to as “high yield” or “junk” securities) or, if unrated, deemed equivalent by the Sub-Adviser.

The Fund may invest, without limitation in derivative or other synthetic instruments that have economic characteristics similar to the investments mentioned above.

The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, including emerging market issuers.  Based on the Sub-Adviser’s assessment of the Fund’s foreign currency exposure, the Sub-Adviser may (but is not required to) hedge a portion of the Fund’s exposure relative to the U.S. dollar through the use of currency futures and forwards and other derivatives.

The Fund may invest in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock. The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information, for investment purposes.  The Fund also may invest in currency futures and forward currency exchange contracts, which are derivatives, in order to hedge against currency exposure or for investment purposes.

The Fund may use derivatives for hedging or non-hedging purposes. The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The Fund also may use derivatives to establish net short positions for individual markets, currencies and securities or to adjust the Fund’s portfolio duration.  In addition, the Fund may establish short positions in fixed income securities through the use of derivative instruments to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation.

The Fund may engage in short sales for hedging purposes or to enhance total return.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund seeks to maximize total return through a long/short strategy that utilizes sector allocation, security selection, interest rate risk management and various other strategies.  The Sub-Adviser determines the Fund’s allocations to investment grade bonds, high yield bonds and bank loans based on the Sub-Adviser’s outlook for risk-adjusted returns from those types of securities.  Within those sectors, the Sub-Adviser then selects individual securities based on its analysis of the various issuers.  The Sub-Adviser also seeks to minimize interest rate risk, taking into consideration the maturity and duration of the portfolio as a whole or with respect to a particular security.

In anticipation of or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

●
Leverage risk – Reverse repurchase agreements, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

●	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

●	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

●
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost.

●
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Schroder Emerging Europe Fund
Investment Objective.
The investment objective of the Curian/Schroder Emerging Europe Fund (the “Fund”) is to seek long-term growth of capital.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/Schroder Emerging Europe Fund
Management Fees (as a percentage of Assets)		1.10%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.58%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Schroder Emerging Europe Fund	161	499

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity related securities of companies located (or with primary operations) in the emerging market countries of Europe, with a primary focus on Central and Eastern European markets and the markets of the former Soviet Union and the Mediterranean-region emerging markets.  The Fund currently expects to make most of its investments in equity securities of companies located (or with primary operations) in the Czech Republic, Hungary, Poland, Russia and Turkey.

The Fund may also invest up to 20% in companies located (or with primary operations) in Northern Africa, the Middle East and Central Asia.

The Fund may purchase the equity securities of companies of any size.  The Fund may invest in ordinary shares, preference shares, units of ordinary and preference shares, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, warrants, rights issues, participatory notes, initial public offerings and other securities of an equity nature listed on regulated exchanges.  Schroder Investment Management North America Limited, the Fund’s sub-sub-adviser (the “Sub-Sub-Adviser”) primarily employs a bottom-up approach (i.e., based on the characteristics of individual companies, rather than broad economic trends) to evaluate companies in which to invest, by focusing mostly on stock selection within a country, with some focus on country allocation.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/UBS Global Long Short Income Opportunities Fund
Investment Objective.
The investment objective of the Curian/UBS Global Long Short Income Opportunities Fund (the “Fund”) is to seek to maximize total return, consisting of capital appreciation and current income.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/UBS Global Long Short Income Opportunities Fund
Management Fees (as a percentage of Assets)		0.95%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.43%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/UBS Global Long Short Income Opportunities Fund	146	452

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks to achieve its investment objective by investing its assets across a wide range of fixed income securities, currencies and other investments to generate total returns under a variety of market conditions and economic cycles.  The Fund may invest in fixed income securities of U.S. and non-U.S. issuers located in developed and emerging market countries.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, debt securities of supranationals and corporations including trust-preferred securities, convertible securities, mortgage-backed securities, asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.  The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The Fund may invest in fixed income securities of any credit quality, including non-investment grade securities (often referred to as high yield securities or “junk bonds”).

The Fund expects to use exchange traded and/or over-the-counter derivative instruments extensively in employing its long/short, globally-oriented fixed income and currency strategy.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include, but are not limited to, options (including, but not limited to, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities, caps, floors, collars, structured notes and other derivative instruments.  The Fund may invest in derivatives to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund may use derivatives for hedging or non-hedging purposes.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The Fund also may use derivatives to establish net short positions for individual markets, currencies and securities or to adjust the Fund’s portfolio duration.

In addition, the Fund may establish short positions in fixed income securities through the use of any of the derivative instruments listed above to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation.  UBS Global Asset Management (Americas) Inc., the Fund’s sub-adviser (the “Sub-Adviser”), expects that the duration of the Fund’s portfolio will be between approximately +6 and -6 years depending on the level and expected future direction of interest rates.  Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in 1% increments.  For example, when the level of interest rates increases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of six years generally will decrease by approximately 6% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of six years generally will increase by approximately 6%.  Conversely when the level of interest rates decreases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of six years generally will increase by approximately 6% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of six years generally will decrease by approximately 6%.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

●
Leverage Risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Urdang International REIT Fund
Investment Objective.
The investment objective of the Curian/Urdang International REIT Fund (the “Fund”) is to seek to maximize total return consisting of capital appreciation and current income.
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian/Urdang International REIT Fund
Management Fees (as a percentage of Assets)		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Total Annual Fund Operating Expenses		1.28%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian/Urdang International REIT Fund	130	406

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in publicly-traded foreign equity securities of companies principally engaged in the real estate sector. The Fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (excluding the United States). Although the Fund invests primarily in developed markets, it also may invest in equity securities of companies located in emerging market countries, and may invest in equity securities of companies of any market capitalization, including smaller companies. In selecting investments for the Fund’s portfolio, Urdang Securities Management, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), uses a proprietary approach to quantify investment opportunities from both a real estate and stock perspective. Generally, the Sub-Adviser combines top-down real estate research, bottom-up stock analysis, and its proprietary relative value securities valuation process. In conducting its bottom-up research, the Sub-Adviser engages in an active analysis process that includes regular and direct contact with the companies in the Fund’s investable universe. These research efforts are supported with extensive sell side and independent research. Through the use of the proprietary relative value process, the Sub-Adviser seeks to establish the validity of the price of a security relative to its peers based on factors unrelated to traditional real estate metrics, such as the impact on value of leverage, growth rate, market capitalization and property type.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities.  When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

●
Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant.  Thus, investments in warrants may involve substantially more risk than investments in common stock.  Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Multi-Strategy Income Fund
Investment Objective
The investment objective of the Curian Guidance – Multi-Strategy Income Fund (the “Fund”) is to seek total return primarily through strategies that invest in fixed income oriented securities, as well as other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Multi-Strategy Income Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.07%
Total Annual Fund Operating Expenses		1.50%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Multi-Strategy Income Fund	153	474

Portfolio Turnover (% of average value of portfolio).
he Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in fixed income oriented securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Asset Allocation Corporate Bond Covered Call Writing Emerging Markets Debt Fixed Income	Floating Rate Securities Global Bond Global Infrastructure Global Long/Short Credit	Global Real Estate High Yield Bonds Inflation Protected Securities International Bond Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Growth Fund
Investment Objective.
The investment objective of the Curian Guidance – Growth Fund (the “Fund”) is to seek long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Growth Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.25%
Total Annual Fund Operating Expenses		1.68%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Growth Fund	171	530

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Emerging Markets Small Cap

Equity Income

Fixed Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Bond

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  The Fund is not limited to any particular asset class or strategy.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Institutional Alt 100 Conservative Fund
Investment Objective.
The investment objective of the Curian Guidance – Institutional Alt 100 Conservative Fund (the “Fund”) is to seek long-term growth of capital consistent with capital preservation, through investment in other funds (the “Underlying Funds”).

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Conservative Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.76%
Total Annual Fund Operating Expenses		2.19%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Institutional Alt 100 Conservative Fund	222	685

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.  In determining allocations, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  The traditional and non-traditional asset classes and strategies of the Underlying Funds are as follows:

Traditional Asset Class and Strategies

Money Market

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Global Infrastructure Global Long/Short Credit Global Macro Global Real Estate

Listed Private Equity Managed Futures Market Neutral Merger Arbitrage Natural Resources Precious Metals
Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Underlying Fund has entered into the swap will default on its obligation to pay the Underlying Fund and the risk that the Underlying Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Institutional Alt 100 Growth Fund
Investment Objective.
The investment objective of the Curian Guidance – Institutional Alt 100 Growth Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Growth Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.68%
Total Annual Fund Operating Expenses		2.11%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Institutional Alt 100 Growth Fund	214	661

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.  In determining allocations, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  The traditional and non-traditional asset classes and strategies of the Underlying Funds are as follows:

Traditional Asset Class and Strategies
Money Market

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return

Commodities Broad Basket

Convertible Arbitrage

Currency

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Natural Resources

Precious Metals

Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Underlying Fund has entered into the swap will default on its obligation to pay the Underlying Fund and the risk that the Underlying Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - International Opportunities Conservative Fund
Investment Objective.
The investment objective of the Curian Guidance – International Opportunities Conservative Fund (the “Fund”) is to seek total return, consistent with preservation of capital, through a predominant allocation in international bonds, stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - International Opportunities Conservative Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.13%
Total Annual Fund Operating Expenses		1.56%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - International Opportunities Conservative Fund	159	493

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international bonds or international equity securities, as well as in Underlying Funds that invest in currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Currency Emerging Markets Debt Emerging Markets Equity Emerging Markets Small Cap	Global Infrastructure Global Real Estate International Bond International Equity	International Small Cap Equity Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - International Opportunities Moderate Fund
Investment Objective.
The investment objective of the Curian Guidance – International Opportunities Moderate Fund (the “Fund”) is to seek total return through a predominant allocation in international stocks, bonds, and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - International Opportunities Moderate Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.23%
Total Annual Fund Operating Expenses		1.66%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - International Opportunities Moderate Fund	169	523

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international equity or international fixed income oriented securities, as well as in Underlying Funds that invest in currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Currency Emerging Markets Debt Emerging Markets Equity Emerging Markets Small Cap	Global Infrastructure Global Real Estate International Bond International Equity	International Small Cap Equity Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - International Opportunities Growth Fund
Investment Objective.
The investment objective of the Curian Guidance – International Opportunities Growth Fund (the “Fund”) is to seek long-term growth of capital through a predominant allocation in international stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - International Opportunities Growth Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.30%
Total Annual Fund Operating Expenses		1.73%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - International Opportunities Growth Fund	176	545

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international equity oriented securities or in currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Currency Emerging Markets Debt Emerging Markets Equity Emerging Markets Small Cap	Global Infrastructure Global Real Estate International Bond International Equity	International Small Cap Equity Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●	Non-diversification risk – The Fund is considered non-diversified. As such, the Fund may invest in a limited number of issuers.

With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Real Assets Fund
Investment Objective.
The investment objective of the Curian Guidance – Real Assets Fund (the “Fund”) is to seek long-term real return through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Curian Guidance - Real Assets Fund
Management Fees (as a percentage of Assets)		0.20%
Other Expenses (as a percentage of Assets):	[1]	0.23%
Acquired Fund Fees and Expenses	[2]	1.19%
Total Annual Fund Operating Expenses		1.62%
[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Curian Guidance - Real Assets Fund	165	511

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds that focus on investments in commodity, inflation sensitive, natural resource and real estate sectors.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity securities, inflation protected securities and currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Commodities Broad Basket Currency Global Infrastructure	Global Macro Global Real Estate Inflation Protected Securities	Natural Resources Precious Metals

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Performance
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	CURIAN VARIABLE SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001532747
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	cvst
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2013
Prospectus Date	rr_ProspectusDate	Apr 25, 2013
Curian Guidance - Conservative Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian Guidance – Conservative Fund (the “Fund”) is to seek the generation of income through investment in other funds (the “Underlying Funds”).
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest primarily in fixed income and other income-oriented securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities
 Broad Basket

Convertible
 Arbitrage

Corporate Bond

Covered Call
 Writing

Currency

Emerging Markets
 Debt

Emerging Markets
 Equity

Emerging Markets
Small Cap

Equity Income

Fixed Income

Floating Rate
 Securities

Global Bond

Global
Infrastructure

Global Long/Short
 Credit

Global Macro

Global Real Estate

Global Tactical
 Asset Allocation

High Yield Bonds

Inflation Protected
 Securities

International Bond

International
 Equity

International
 Equity Income

International Small
 Cap Equity

Large Cap Growth

Large Cap Value

Listed Private
 Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management
 Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All
 Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Conservative Fund | Curian Guidance - Conservative
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	866
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,889
Curian Tactical Advantage 35 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian Tactical Advantage 35 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 20% to 50% (with a neutral target allocation of 35%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 50% to 80% (with a neutral target allocation of 65%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Tactical Advantage 35 Fund | Curian Tactical Advantage 35 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	442
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	785
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,754
Curian Tactical Advantage 60 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian Tactical Advantage 60 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective primarily through investing in a diversified group of underlying exchange-traded funds.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 45% to 75% (with a neutral target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 25% to 55% (with a neutral target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Exchange-traded funds investing risk –A fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Tactical Advantage 60 Fund | Curian Tactical Advantage 60 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	448
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	795
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,776
Curian Tactical Advantage 75 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian Tactical Advantage 75 Fund (the “Fund”) is to seek long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”).
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective primarily through investing in underlying exchange-traded funds.  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The asset allocation of the Fund is determined through the use of a proprietary asset allocation model developed and managed by the Adviser in conjunction with third-party service providers.  The asset allocation models provide initial guidance to specific asset allocations among various asset classes and sub-asset classes.  Final allocations are determined by the Adviser through the use of both internal and external resources.  Mellon Capital Management Corporation, he Fund’s sub-adviser (the “Sub-Adviser”), is responsible for managing the investment of portfolio assets solely according to the instructions (including the specific Underlying ETFs and the corresponding weights of such Underlying ETFs) provided by the Adviser.  The Sub-Adviser executes transactions in the Underlying ETFs, as required, to closely replicate the allocation instructions received from the Adviser.  The Fund’s allocations are rebalanced periodically based on the allocation instructions provided by the Adviser.

During the month, when cash inflows and outflows occur, the Sub-Adviser makes new purchases and sales based on the Fund’s current existing market weights.

Under normal market conditions, the Adviser allocates approximately 50% to 100% (with a neutral target allocation of 75%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities and 0% to 50% (with a neutral target allocation of 25%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed income securities and/or cash alternatives.  The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Tactical Advantage 75 Fund | Curian Tactical Advantage 75 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	451
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	801
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,787
Curian Dynamic Risk Advantage - Diversified Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Dynamic Risk Advantage – Diversified Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 1,487% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1487.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure between (i) global equity securities, core U.S. fixed income securities, currency, high-yield bonds, emerging markets debt, real estate investment trusts (REITs), and commodities (“Diversified Component”) and (ii) a low risk market portfolio of short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”) as instructed by the Adviser.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bond, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Dynamic Risk Advantage - Diversified Fund | Curian Dynamic Risk Advantage - Diversified Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	828
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,818
Curian Dynamic Risk Advantage - Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Dynamic Risk Advantage – Growth Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 1,005% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1005.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in a range of securities and derivative contracts, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposure between (i) global equity, commodities, and S&P 500 Volatility Index futures (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”), as instructed by the Adviser.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk –The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Dynamic Risk Advantage - Growth Fund | Curian Dynamic Risk Advantage - Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	828
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,818
Curian Dynamic Risk Advantage - Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Dynamic Risk Advantage – Income Fund (the “Fund”) is to seek long-term capital appreciation and current income.  The Fund also seeks to control risk through diversification, and systematically increasing allocations to cash equivalents during periods of capital market declines.

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 153% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective primarily through investing in underlying exchange-traded funds (“Underlying ETFs”).  An ETF is an investment fund that is traded on a stock exchange and holds an underlying basket of securities generally designed to track an index.  ETFs can be bought and sold through the trading day in the secondary market or at net asset value directly with an authorized participant.  The Fund will only invest in ETFs that have received an order for exemptive relief from the limits set forth in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”).  Such list of ETFs will be provided by the Adviser.

The Fund may also invest in a range of securities and derivative contracts, including indexes, swap agreements, futures, currency forwards, and U.S. Treasury securities, and cash equivalents including, without limitation, commercial paper, repurchase agreements, and time deposits, as instructed by the Adviser.

The Adviser has established a proprietary quantitative trading algorithm (the “Investment Model”) for the Fund and will provide the Investment Model and parameters for implementing the Investment Model to Mellon Capital Management Corporation, the Fund’s sub-adviser (the “Sub-Adviser”).

The Adviser will also, from time to time, specify the universe of investments available to be used to obtain exposure to the asset classes in the weightings of such asset classes indicated by the Investment Model.  Based on the results of the Investment Model, the specific universe of investments available to be used, and any other instructions provided by the Adviser, the Sub-Adviser executes transactions to implement the Investment Model.

The Adviser determines the Fund’s asset allocation through the Investment Model that allocates asset class exposures between (i) domestic and international dividend-paying equities, U.S. corporate bonds, preferred stocks, real estate investment trusts (REITs), emerging markets debt, and high-yield bonds (“Diversified Component”) and (ii) short-term U.S. Treasuries and U.S. Treasury futures and cash equivalents (“Cash Equivalent Component”).  Such asset class exposures will be obtained primarily through Underlying ETFs.

The Investment Model seeks to increase allocations to the Diversified Component as the value of its assets increases and conversely increase the allocation to the Cash Equivalent Component as the value of its assets declines.

The Sub-Adviser may invest in ETFs in excess of the 1940 Act limits on investment in other investment companies as instructed by the Adviser.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying ETFs.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its NAV; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Dynamic Risk Advantage - Income Fund | Curian Dynamic Risk Advantage - Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	947
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,098
Curian/American Funds Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Curian/American Funds® Growth Fund (the “Fund” or “Feeder Fund”) seeks growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Growth FundSM (the “Master Fund”).

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses1 (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2012-12/31/2012	21%

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock	(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital.  The Master Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers.  Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
●
Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

Bar Chart [Heading]	rr_BarChartHeading	Master Fund Annual Total Returns as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The returns shown in the bar chart and table do not include charges that will be imposed by the Feeder Fund or variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (ended 6/30/2003):
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (ended 12/31/2008):
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.01%)
Performance Table Heading	rr_PerformanceTableHeading	Master Fund Average Annual Total Returns as of December 31, 2012
Curian/American Funds Growth Fund | Curian/American Funds Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.18%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[7]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%	[7],[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[7],[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,978
Annual Return Caption [Text]	rr_AnnualReturnCaption	Master Fund Annual Total Returns as of December 31
Annual Return 2003	rr_AnnualReturn2003	37.15%
Annual Return 2004	rr_AnnualReturn2004	12.75%
Annual Return 2005	rr_AnnualReturn2005	16.50%
Annual Return 2006	rr_AnnualReturn2006	10.48%
Annual Return 2007	rr_AnnualReturn2007	12.64%
Annual Return 2008	rr_AnnualReturn2008	(43.83%)
Annual Return 2009	rr_AnnualReturn2009	39.74%
Annual Return 2010	rr_AnnualReturn2010	19.01%
Annual Return 2011	rr_AnnualReturn2011	(4.06%)
Annual Return 2012	rr_AnnualReturn2012	18.19%
Label	rr_AverageAnnualReturnLabel	Class 1
1 Year	rr_AverageAnnualReturnYear01	18.19%
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	9.03%
Curian/American Funds Growth Fund | S&P 500 | Curian/American Funds Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500
1 Year	rr_AverageAnnualReturnYear01	15.99%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Curian/AQR Risk Parity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/AQR Risk Parity Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not completed a fiscal year.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities).  The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below).  The Fund will generally have some level of investment in the majority of asset classes and Instruments which generally includes over 50 exposures globally, but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes.  The allocation among the different asset classes is based on AQR Capital Management, LLC’s, the Fund’s sub-adviser (the “Sub-Adviser”), assessment of the risk associated with each asset class, the investment opportunity presented by each asset class, as well as the Sub-Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad.

In allocating assets among asset classes, the Sub-Adviser follows a “risk parity” approach.  The “risk parity” approach to asset allocation seeks to balance the allocation of risk across asset classes (as measured by forecasted volatility, estimated potential loss, and other proprietary measures) when building the portfolio.  This means that lower risk asset classes (such as global fixed income securities and inflation-linked government bonds) will generally have higher notional allocations than higher risk asset classes (such as global developed and emerging market equities).  A “neutral” asset allocation targets an equal risk allocation from each of the three following major risk sources:  equity risk, fixed income risk, and inflation risk.  The Sub-Adviser expects to tactically vary the Fund’s allocation to the various asset classes depending on market conditions, which can cause the Fund to deviate from a “neutral” position.  The desired overall risk level of the Fund may be increased or decreased by the Sub-Adviser.  There can be no assurance that employing a “risk parity” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Generally, the Fund gains exposure to asset classes by investing in many different types of instruments, including, but not limited to:  equity securities (such as common stock, preferred stock, and convertible securities); equity futures, equity swaps, currency forwards, commodity futures, swaps on commodity futures, bond futures, swaps on bond futures, interest rate swaps, and inflation swaps; government bonds, including inflation protected government bonds (such as Treasury Inflation Protected Securities); cash and cash equivalents, including but not limited to money market fund shares (collectively, the “Instruments”), by investing directly in those Instruments.  There is no maximum or minimum exposure to any one Instrument or any one asset class.  The Fund may also invest in exchange-traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund is actively managed and the Sub-Adviser will vary the Fund’s exposure to the asset classes based on the Sub-Adviser’s evaluation of investment opportunities within and across the asset classes.  The Sub-Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund.  Shifts in allocations among asset classes or Instruments will be determined using models based on the Sub-Adviser’s general value and momentum investment philosophy.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.  The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories.  The Fund may have exposure to equity securities of companies of any market capitalization.  There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities.  The Fund may have exposure in long and short positions across all of the asset classes, however, short positions will generally only be taken to hedge other investments made by the Fund.  The Sub-Adviser does not anticipate that the Fund will be net short of any particular market.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity, or financial instrument at a pre-determined price in the future.  The Fund’s use of future contracts, forward contracts, swaps, and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviations of its returns.  Higher volatility generally indicates higher risk.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 7% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at a time.  The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures.

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%).

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities (including U.S. Treasury bills), U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund.  The Fund may also enter into reverse repurchase agreements.  Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price.  While the Fund normally does not engage in borrowing, leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures transactions, or uses certain other derivative instruments.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  The Internal Revenue Service (the “IRS”) has currently suspended the issuance of private letter rulings relating to the tax treatment of income and gain generated by investments in commodity-linked notes and income generated by investments in controlled foreign corporations that invest in commodity-linked derivative instruments.  As a result, until further clarification is provided by the IRS with respect to the treatment of such income and gain, the Fund will not invest in a controlled foreign corporation that invests in commodity-linked derivative instruments.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

●
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

●
Investment momentum style risk– Investing in securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

●	Portfolio turnover risk– Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

●
Reverse repurchase agreement risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.  If a governmental entity defaults, it may ask for more time in which to pay or for further loans.  There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Short sales risk – A short sale may be effected by selling a security that the fund does not own.  If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Swaps risk – Swap agreements involve risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

●
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

●
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

●
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/AQR Risk Parity Fund | Curian/AQR Risk Parity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Curian/Epoch Global Shareholder Yield Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Epoch Global Shareholder Yield Fund (the “Fund”) is to seek to provide a high level of income. Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the U.S., that have a history of attractive dividend yields and positive growth in free cash flow.  Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations.  The Fund may invest up to 20% of its net assets in securities issued by companies located in emerging markets when Epoch Investment Partners, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), believes they represent attractive investment opportunities.  The Fund may invest up to 20% of its net assets in investment grade fixed income securities in U.S. and international markets.  Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies.  Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Sub-Adviser deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign companies.  Generally, foreign companies are companies organized outside the U.S. and that trade primarily in non-U.S. securities markets.  The Fund will normally invest in companies located in at least three countries outside of the U.S.  The Fund’s goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the Morgan Stanley Capital International (“MSCI”) World Index.

The Sub-Adviser invests primarily in companies that generate increasing levels of free cash flow and have managements that use it to create returns for shareholders.  The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics.  The Sub-Adviser seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to properly allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases, and/or debt reduction.

The Sub-Adviser seeks to find and invest in companies that meet its definition of quality – companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.  The Sub-Adviser evaluates whether a company has a focus on high shareholder yield by analyzing the company’s existing cash dividend, the company’s share repurchase activities, and the company’s debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Epoch Global Shareholder Yield Fund | Curian/Epoch Global Shareholder Yield Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,477
Curian/FAMCO Flex Core Covered Call Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/FAMCO Flex Core Covered Call Fund (the “Fund”) is to seek long-term capital appreciation while reducing the downside risk of equity investments.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 162% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	162.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a portfolio of equity securities and writing (selling) call options on at least 80% of the Fund’s total assets.

Over a market cycle, the Fund seeks to achieve its objective by investing in a portfolio consisting primarily of large capitalization common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers, in each case traded on U.S. securities exchanges, and on an ongoing basis, writing (selling) covered call options.  Common stocks will be selected by Fiduciary Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), utilizing a combination of its proprietary qualitative and quantitative selection criteria.  The Fund will normally write (sell) covered call options on the equity securities held by the Fund to seek to protect the Fund from market decline.  The nature of the Fund is such that it may be expected to underperform equity markets during periods of sharply rising equity prices; conversely, the Fund seeks to reduce losses during periods of declining equity prices.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●	Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/FAMCO Flex Core Covered Call Fund | Curian/FAMCO Flex Core Covered Call Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
Curian Guidance - Moderate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The primary investment objective of the Curian Guidance – Moderate Fund (the “Fund”) is to seek a balance between the generation of income and the long-term growth of capital through investment in other funds (the “Underlying Funds”).

Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates its assets to Underlying Funds that invest in fixed income and other income-oriented securities as well as dividend-paying equity securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Emerging Markets Small Cap

Equity Income

Fixed Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Bond

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

•
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
 Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Moderate Fund | Curian Guidance - Moderate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	170
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Curian/Franklin Templeton Natural Resources Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Franklin Templeton Natural Resources Fund (the “Fund”) is to seek high total return (consisting of capital appreciation and income).
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets in the equity and debt securities of companies in the natural resources sector.  The Fund invests predominantly in equity securities, primarily common stock.  For the Fund’s investment purposes, Franklin Advisers, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), considers the natural resources sector to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related services.  The sector includes, for example, the following industries:  integrated oil, oil and gas exploration and production, energy equipment services and technology, gold and other precious metals, steel and iron ore production, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, alternative energy sources, and environmental services.  In addition to its investment in companies in the natural resources sector, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of foreign or U.S. issuer.

The Fund may invest a significant portion of its assets in smaller capitalization companies, which the Sub-Adviser generally considers to be companies with market capitalizations of less than $1.5 billion at the time of the Fund’s investment.  The Sub-Adviser anticipates that, under normal market conditions, the Fund will invest more of its assets in U.S. securities than in securities of any other single country, but the Fund may invest more than 50% of its total assets in foreign securities including emerging market securities.  The Fund may also invest in American Depositary Receipts.

The Sub-Adviser is a research driven, fundamental investor, pursuing a growth strategy.  As a “bottom-up” investor focusing primarily on individual securities, the Sub-Adviser seeks companies that have identifiable drivers of future earnings growth and that present, in the Sub-Adviser’s opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Natural resource related securities risk – Because the Fund concentrates its investments in natural resource related securities, the Fund is subject to the risks associated with natural resource investments in addition to the general risk of the stock market.  This means the Fund is more vulnerable to the price movements of natural resources and factors that particularly affect the oil, gas, mining, energy, chemicals, paper, steel or agriculture sectors than a more broadly diversified fund.  Because the Fund invests primarily in companies with natural resource assets, there is the risk that the Fund will perform poorly during a downturn in natural resource prices.

●
 Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Franklin Templeton Natural Resources Fund | Curian/Franklin Templeton Natural Resources Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,601
Curian/Nicholas Convertible Arbitrage Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Nicholas Convertible Arbitrage Fund (the “Fund”) is to seek absolute return.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	139.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by utilizing directional hedges on the underlying equity exposure of convertible securities invested in by the Fund.  Nicholas Investment Partners, L.P., the Fund’s sub-adviser (the “Sub-Adviser”), combines traditional credit analysis with fundamental equity research and its expertise in small and mid-capitalization companies to analyze the equity securities underlying potential convertible securities investments.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Convertible securities risk – A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Nicholas Convertible Arbitrage Fund | Curian/Nicholas Convertible Arbitrage Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.40%	[10]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	254
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,846
Curian/PIMCO Credit Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/PIMCO Credit Income Fund (the “Fund”) is to seek maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards, repurchase agreements, reverse repurchase agreements or loan participations and assignments or derivatives such as options, futures contracts or swap agreements.  Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments.  “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public-or private-sector entities.  The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Barclays Capital U.S. Credit Index, as calculated by Pacific Investment Management Company LLC, the Fund’s sub-adviser (the “Sub-Adviser”).  Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities (“junk bonds”) rated B or higher (or equivalent) by a nationally recognized statistical ratings organization or, if unrated, determined by the Sub-Adviser to be of comparable quality (except that within such limitation, the Fund may invest in mortgage-related securities rated below B).  The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.  The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries.  The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s Prospectus or Statement of Additional Information (“SAI”).  The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.  The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).  The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.  The Fund may also invest up to 10% of its total assets in preferred stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

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Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

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Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

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Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

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Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

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High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

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Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

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Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs and the use of when-issued, delayed delivery or forward commitment transactions and derivatives, among others, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

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Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

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Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

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Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

●
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.  If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

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Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

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When-issued and delayed delivery securities and forward commitments risk – When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.  There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.  If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/PIMCO Credit Income Fund | Curian/PIMCO Credit Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Curian/PineBridge Merger Arbitrage Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/PineBridge Merger Arbitrage Fund (the “Fund”) is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 341% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	341.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective through the use of mergers and acquisitions (“M&A”) arbitrage by investing in equity securities of companies that are involved publicly announced mergers, takeovers, tender offers, leveraged buyouts, and other corporate reorganizations.  M&A arbitrage is an investments strategy designed to profit from the successful completion of such transactions.

The Fund is permitted to hold long and short equity positions and generally invests in securities of U.S. and Canadian companies, but also may invest its assets in other foreign securities, including foreign receipts.  The Fund may invest in companies with large, medium, or small capitalizations.  The Fund may, as applicable, utilize leverage or engage in derivative transactions.  The Fund may also invest in various types of corporate and government debt obligations as part of its M&A arbitrage strategy.

PineBridge Investments LLC, the Fund’s sub-adviser (the “Sub-Adviser”), on behalf of the Fund, will primarily buy securities of companies being acquired in publicly announced M&A transactions (“Publicly Announced M&A Transactions”).  The Fund’s investment strategy is designed to capture the arbitrage spread represented by the difference between the market price of securities of the target company and the value that is offered for these securities by the acquiring company.  The Sub-Adviser may engage in selling short the securities of the acquiring company when the terms of the Publicly Announced M&A Transaction require the exchange of common stock and/or other securities of the acquiring company.  The Sub-Adviser may also engage in selling short the securities of the target company as part of its M&A arbitrage strategy.

When an M&A transaction is publicly announced, the Sub-Adviser will analyze the transaction’s terms and the likelihood the transaction will be completed.  The Sub-Adviser intends to select investments of the type described, which, in its view, have a reasonable prospect of capital appreciation that is significant in relation to both risks involved and the potential of available alternate investments.

The performance of the Fund’s portfolio of investments will be measured against the 3-Month London Interbank Offered Rate (LIBOR), as fixed by the British Bankers Association, on each business day.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

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Credit risk – A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective.  Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

●	Large-capitalization investing risk – Large capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks.
●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs and the use of when-issued, delayed delivery or forward commitment transactions and derivatives, among others, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Merger and acquisition arbitrage risk – The Fund will engage in merger and acquisition arbitrage transactions where it will purchase or sell short securities at prices below or above the anticipated value of the cash, securities, or other consideration involved in the proposed transaction.  If the proposed transaction later appears likely not to be consummated or in fact is not consummated or is delayed, the market price of the security purchased by the Fund may decline sharply and result in losses if such securities are sold, transferred, or exchanged for securities or cash, the value of which is less than the purchase price.  In certain transactions, the Fund may not be “hedged” against market fluctuations.  This can result in losses, even if the proposed transaction is consummated.  In addition, a security to be issued in a merger or similar transaction may be sold short by the Fund in the expectation that the short position will be covered by delivery of such security when issued.  If the merger or exchange offer is not consummated, the Fund may be forced to cover its short positions at a higher price that its short sale price, resulting in a loss.

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Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

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Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

●	Portfolio turnover risk– Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Short sales risk – A short sale may be effected by selling a security that the fund does not own.  If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

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Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/PineBridge Merger Arbitrage Fund | Curian/PineBridge Merger Arbitrage Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%	[11]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Curian/The Boston Company Equity Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/The Boston Company Equity and Income Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities.  The Fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income, including covered call strategies.  The The Boston Company Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.  The Fund will emphasize those stocks with value characteristics, although it may purchase growth stocks.  The Sub-Adviser’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the S&P 500/Citigroup Value Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/The Boston Company Equity Income Fund | Curian/The Boston Company Equity Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	340
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,306
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (the “Fund”) is to seek long-term capital appreciation while maintaining minimal portfolio exposure to general equity market risk.

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 261% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	261.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund utilizes a market neutral style seeking to provide attractive performance in both up and down markets.  The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in what The Boston Company Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes to be undervalued companies with strong and improving business prospects while shorting companies the Sub-Adviser believes to have deteriorating business momentum and excessive valuations.  The use of uncorrelated equity strategies across investing styles, market caps, and industries may provide investors with more attractive risk adjusted returns, as compared with traditional equity investing.

The Fund attempts to maintain minimal exposure to general market risk by always having both long and short positions in stocks.  The Fund uses a blended strategy, investing in both growth and value stocks of U.S. and foreign issuers of any capitalization, including those in emerging markets.  In addition to purchasing or selling short individual securities, the Fund may purchase or sell short any type of future or option related to such securities.  The Fund may also invest in exchange-traded funds (“ETFs”).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Derivatives risk –Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●	Portfolio turnover risk– Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

●
Short sales risk – Short sales could result in loses greater than the actual cost of the investment.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund | Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.04%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	421
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,272
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,138
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,364
Curian Guidance - Equity Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – Equity Income Fund (the “Fund”) is to seek a potentially rising stream of income by investing in a selection of companies with a multiple-year history of increasing their dividend payouts over the long-term with some risk control through investment in other funds (the “Underlying Funds”).

Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity-oriented securities that pay a dividend.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return Commodities Broad Basket Convertible Arbitrage Corporate Bond Covered Call Writing Currency Emerging Markets Debt Emerging Markets Equity Equity Income Floating Rate Securities
Global Bond

Global
Infrastructure

Global Real Estate

Global Tactical
Asset Allocation

High Yield Bonds

Inflation Protected
 Securities

International
 Equity

International
 Equity Income

International Small
Cap Equity

Large Cap Growth

Large Cap Value

Listed Private
Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management
Asset Allocation

Small Cap Growth

Small Cap Value

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance for the Fund will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Equity Income Fund | Curian Guidance - Equity Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Curian Guidance - Moderate Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital by investing in other funds (the “Underlying Funds”) that offer a broad array of stock, bond, and other asset classes and strategies.

Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Emerging Markets Small Cap

Equity Income

Fixed Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Bond

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Moderate Growth Fund | Curian Guidance - Moderate Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,052
Curian Guidance - Maximum Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Emerging Markets Small Cap

Equity Income

Fixed Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Bond

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Maximum Growth Fund | Curian Guidance - Maximum Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.34%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,116
Curian Guidance - Tactical Moderate Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – Tactical Moderate Growth Fund (the “Fund”) is to seek long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest among various equity and fixed income asset and sub-asset classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Global Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Index investing risk – The indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance.  As a result of index sampling the securities selected will not provide investment performance matching that of the Index.

●
License termination risk – The licenses from a third party that permit the use by the Fund of intellectual property may be terminated by the licensor, and as a result Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Tactical Moderate Growth Fund | Curian Guidance - Tactical Moderate Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Curian Guidance - Tactical Maximum Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – Tactical Maximum Growth Fund (the “Fund”) is to seek long-term growth of capital through a flexible, and potentially concentrated, allocation in stocks, bonds, and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund tactically allocates its assets to Underlying Funds that invest amongst various equity, fixed income, and commodity asset and sub-asset classes, as well as non-traditional investments.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Bank Loan

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Equity Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Multisector Bond

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
 An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Tactical Maximum Growth Fund | Curian Guidance - Tactical Maximum Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	191
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,201
Curian Guidance - Institutional Alt 65 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian Guidance – Institutional Alt 65 Fund (the “Fund”) is to seek long-term growth of capital and income through investment in other funds (the “Underlying Funds”).
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in traditional asset classes and non-traditional asset classes.  The traditional and non-traditional asset classes and strategies of the Underlying Funds are as follows:

Traditional Asset Classes and Strategies

U.S. Equity
Large Cap Equity Micro Cap Equity Mid Cap Equity Small Cap Equity

International Equity
Emerging Markets Equity International Equity

Fixed Income
Emerging Markets Debt Floating Rate Securities Global Bond High Yield Bonds Inflation Protected Securities Investment Grade

Balanced
Global Tactical Asset Allocation

Risk Management Asset Allocation

Money Market

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Global Infrastructure Listed Private Equity Managed Futures Market Neutral Merger Arbitrage Natural Resources Precious Metals

Under normal market conditions, the Fund allocates approximately 35% of its assets to Underlying Funds that invest primarily in traditional asset classes, allocating approximately 0% to 10% in fixed income securities, 15% to 25% in U.S. equity securities, and 0% to 10% in international securities.  Under normal market conditions, the Fund allocates approximately 65% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Institutional Alt 65 Fund | Curian Guidance - Institutional Alt 65 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Curian Guidance - Institutional Alt 100 Moderate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian Guidance – Institutional Alt 100 Moderate Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on February 6, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.  The traditional and non-traditional asset classes and strategies of the Underlying Funds are as follows:

Traditional Asset Class and Strategies
Money Market

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return

Commodities Broad Basket

Convertible Arbitrage

Currency

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Natural Resources

Precious Metals

Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Institutional Alt 100 Moderate Fund | Curian Guidance - Institutional Alt 100 Moderate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.85%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	234
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	721
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,646
Curian Guidance - Equity 100 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – Equity 100 Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”) with an equity orientation.

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.  The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in equities (which may include derivatives exposure to equity securities).  The Fund tactically allocates its assets to Underlying Funds that invest amongst various equity classes, as well as non-traditional investments.  Derivative instruments of the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to equity securities.

The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Covered Call Writing Emerging Markets Equity International Developed Equity Large Cap Growth	Large Cap Equity Large Cap Value Micro Cap Equity Mid Cap Equity Mid Cap Value	Small Cap Growth Small Cap Equity Small Cap Value

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Equity 100 Fund | Curian Guidance - Equity 100 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Curian Guidance - Fixed Income 100 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – Fixed Income 100 Fund (the “Fund”) is to seek income and total return through investment in other funds (the “Underlying Funds”) with a fixed income orientation.

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of Underlying Funds representing various asset classes and strategies.  The Fund will invest in Underlying Funds such that 80% of its assets (net assets plus the amount of any borrowings for investment purposes) are invested in fixed income securities (which may include derivatives exposure to fixed income securities).  The Fund tactically allocates its assets to Underlying Funds that invest amongst various fixed income classes, as well as non-traditional investments.  Derivative instruments of the Underlying Funds will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to fixed income securities.

The Underlying Funds in which the Fund may invest each are a separate series of the JNL Series Trust or the Curian Variable Series Trust.  Not all Funds of the JNL Series Trust and the Curian Variable Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Emerging Markets Debt Floating Rate Securities Global Bond High Yield Bonds Inflation Protected Securities	U.S. Investment Grade Bond U.S. Short-Term Investment Grade Bond U.S. Government Bond U.S. Investment Grade Credit

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Fixed Income 100 Fund | Curian Guidance - Fixed Income 100 Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Curian/DFA U.S. Micro Cap Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/DFA U.S. Micro Cap Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Dimensional Fund Advisors LP, the Fund’s sub-adviser (the “Sub-Adviser”), believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing.  In constructing an investment portfolio, the Sub-Adviser identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics.  It then places priority on efficiently managing portfolio turnover and keeping trading costs low.  The Sub-Adviser does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The Fund, using a market capitalization weighted approach, purchases a broad and diverse group of the common stocks of U.S. micro-cap companies.  A company’s market capitalization is the number of its shares outstanding times its price per share.  In general, the higher the relative market capitalization of the U.S. micro-cap company, the greater its representation in the Fund.  The Sub-Adviser may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, expected profitability and other factors that the Sub-Adviser determines to be appropriate, given market conditions.  In assessing expected profitability, the Sub-Adviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

As a non-fundamental policy, under normal circumstances, the Fund will invest at least 80% of its net assets in securities of U.S. micro-cap companies.  As of the date of this Prospectus, for the purposes of the Fund, the Sub-Adviser considers micro-cap companies to be companies whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization break.  Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Sub-Adviser.  When implementing its strategy, the Fund will, as of the date of this Prospectus, generally purchase securities of companies that are in the lowest 5% of total market capitalization but may also purchase securities of companies above this range that are considered micro-cap companies under the Sub-Adviser’s market capitalization guidelines.  Under the Sub-Adviser’s market capitalization guidelines described above, as of December 31, 2012, the market capitalization of a micro-cap company was $1,355 million or below.

The Fund may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure for its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Fund may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Equity securities risk – Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
●
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for longer periods of time.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/DFA U.S. Micro Cap Fund | Curian/DFA U.S. Micro Cap Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Curian/Franklin Templeton Frontier Markets Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Franklin Templeton Frontier Markets Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies located in “frontier market countries.” The Fund deems the following countries to be frontier markets:

●
Central and Eastern Europe: Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, Georgia, Hungary, Kazakhstan, Latvia, Lithuania, Macedonia, Mongolia, Montenegro, Romania, Serbia, Slovakia, Slovenia, Turkey, Turkmenistan, Ukraine

●	Africa: Botswana, Cote d’Ivoire, Ghana, Kenya, Malawi, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Swaziland, Tanzania, Uganda, Zambia, Zimbabwe

●	Middle East: Bahrain, Egypt, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Tunisia, United Arab Emirates

●	Asia: Bangladesh, Cambodia, Indonesia, Pakistan, Philippines, Sri Lanka, Thailand, Vietnam

●	Central and South America: Argentina, Chile, Colombia, Ecuador, Jamaica, Panama, Paraguay, Peru, Trinidad & Tobago, Uruguay, Venezuela

The Fund may deem other countries to be frontier markets either currently or in the future. In general, frontier market countries are a sub-set of those currently considered to be emerging or developing markets by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the Morgan Stanley Capital International (MSCI) World Index. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa.

The Fund invests primarily in the equity securities of frontier market companies. The equity securities in which the Fund invests are principally common stock, including related depositary receipts and participatory notes. The Fund may invest in the equity securities of companies of any size. Because the securities of frontier market companies tend to be considered small and micro-cap, the Fund’s investments in equity securities consist principally of these of small and micro-cap companies.   The Fund may use participatory notes, which are equity access products structured as debt obligations that are issued or backed by banks and broker-dealers and designed to replicate equity market exposure in frontier markets where direct investment is either impossible or difficult due to local investment restrictions.

When choosing equity investments for the Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An issuer of debt securities, including participatory notes, may fail to make interest payments and repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Depositary receipts risk – The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Participation note risk – An investment in a participation note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and a participation note’s performance may differ from the underlying security’s performance.  Holders of participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid.

●
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Franklin Templeton Frontier Markets Fund | Curian/Franklin Templeton Frontier Markets Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Curian/Neuberger Berman Currency Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Neuberger Berman Currency Fund (the “Fund”) is to seek absolute return.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in currency-related investments.  Currency-related investments may include all currency spots, forwards, swaps, futures, and options as well as U.S. Treasury Bills, Notes and U.S. Government and Government Agency Securities.  The Fund seeks to generate absolute returns with low correlation to other asset classes.

The Fund will invest primarily in currencies of developed countries. The Fund will also invest, to a lesser extent, in emerging market currencies considered to be liquid. The Fund will invest in these currencies mainly, but not exclusively, through, currency spot contracts and currency forward contracts.  The Fund may also gain exposure to currencies through currency swaps, non-deliverable currency forwards, currency options and currency futures.

The management of the Fund is supported by a framework of fundamental tools that the Fund uses in seeking to assess relative value among currencies. The Fund analyzes data and seeks opportunities across multiple time horizons and uses a number of strategies based on fundamental factors such as multi-asset class momentum indicators, interest rates, growth, capital flows, distance from fair value, policy impact on growth, and structural factors.

The Fund may also invest in derivative instruments as a means of hedging risk and/or for investment purposes, which may include altering the Fund’s exposure to interest rates, sectors and individual issuers.  These derivative instruments may include futures, forward foreign currency contracts, and swaps, such as total return swaps, credit default swaps and interest rate swaps.

The Fund may also invest in high quality (being rated BBB or above or equivalent by a Recognized Rating Agency) short-term money market instruments such as bank deposits, fixed or floating rate instruments (including but not limited to commercial paper), floating rate notes, certificates of deposit, debentures, asset backed securities and government or corporate bonds, cash and cash equivalents (including but not limited to treasury bills).

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An issuer of debt securities, including participatory notes, may fail to make interest payments and repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund.  A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.  Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.  For example, during periods when the U.S. dollar weakens in relation to a foreign currency the Fund’s use of a currency hedging program will result in lower returns than if no currency hedging programs were in effect.  The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments, which may include purchasing or selling call and put options.  A call option gives the purchaser of the option, upon payment of a premium, the right to buy, and the seller of the option the obligation to sell, the underlying instrument at the exercise price.  Conversely, a put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option the obligation to buy, the underlying instrument at the exercise price.  Forward foreign currency exchange contracts and put options are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset.  The Fund may also use futures, swaps, and other derivative instruments to hedge risk.  The Fund’s investment in derivatives may involve a small investment relative to the amount of risk assumed.  To the extent the Fund enters into these transactions, its success will depend on the manager’s ability to predict market movements, and their use may have the opposite effect of that intended.  Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, the loss of any premium paid to enter into the transaction, delivery failure, default by any other party, or inability to close out a position because the trading market becomes illiquid.  In addition, for a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio instruments being hedged.  Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  It is not possible to hedge fully or perfectly against any risk.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

●	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund.  For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity.  Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether.  While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.  Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

●
Swaps risk – Swap agreements involve risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Neuberger Berman Currency Fund | Curian/Neuberger Berman Currency Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Curian/Van Eck International Gold Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian/Van Eck International Gold Fund (the “Fund”) is to seek long-term capital appreciation.  The Fund may take current income into consideration when choosing investments.

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.   For the period from the Fund’s commencement of operations on September 10, 2012 through the Fund’s fiscal year end on December 31, 2012, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, the Fund invests at least 80% of its net assets in securities of companies principally engaged in gold-related activities, instruments that derive their value from gold, gold coins and bullion.  A company principally engaged in gold-related activities is one that derives at least 50% of its revenues from gold-related activities, including the exploration, mining or processing of or dealing in gold.  The Fund concentrates its investments in the gold-mining industry and therefore invests 25% or more of its total assets in such industry.

The Fund invests in securities of companies with economic ties to countries throughout the world, including the U.S.  Under ordinary circumstances, the Fund will invest in securities of issuers from a number of different countries.  The Fund may invest in securities of companies of any capitalization range.  The Fund primarily invests in companies that the portfolio manager believes represent value opportunities and/or that have growth potential within their market niche, through their ability to increase production capacity at reasonable cost or make gold discoveries around the world.  The portfolio manager utilizes both a macro-economic examination of gold market themes and a fundamental analysis of prospective companies in the search for value and growth opportunities.

The Fund may invest up to 25% of its net assets, as of the date of the investment, in gold and silver coins, gold, silver, platinum and palladium bullion and exchange-traded funds (“ETFs”) that invest primarily in such coins and bullion and derivatives on the foregoing, and physical metals. The Fund’s investments in coins and bullion will not earn income, and the sole source of return to the Fund from these investments will be from gains or losses realized on the sale of such investments.

The Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure.  The Fund may invest up to 20% of its net assets in securities issued by other investment companies, including ETFs.  The Fund may also invest in money market funds, but these investments are not subject to this limitation.  The Fund may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not economically feasible.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Concentration in gold-mining industry risk – The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries.  The Fund maybe susceptible to financial, economic, political or market events, as well as government regulation, impacting the gold industry.  Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold industry.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Direct investments risk – Direct investments may involve a high degree of business and financial risk that can result in substantial losses.  Because of the absence of any public trading market for many of these investments, a Fund may take longer to liquidate these positions than would be the case for publicly traded securities.  Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Industry concentration risk – Greater emphasis or programmed concentration on investments in a particular industry may result in significant share value fluctuation in response to events affecting that industry.

●
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Regulation of derivatives risk - It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as part of its investment strategy, which could negatively impact a Fund. For example, some legislative and regulatory proposals, such as those in the Reform Act, would upon implementation impose limits on the maximum position that could be held by a single trader in certain contracts and would subject some derivatives transactions to new forms of regulation that could create barriers to some types of investment activity. Other provisions would require many swaps to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and require banks to move some derivatives trading units to a non−guaranteed affiliate separate from the deposit−taking bank or divest them altogether. While many provisions of the Reform Act must be implemented through future rulemaking, and any regulatory or legislative activity may not necessarily have a direct, immediate effect upon a Fund, it is possible that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Van Eck International Gold Fund | Curian/Van Eck International Gold Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Curian Guidance - Interest Rate Opportunities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – Interest Rate Opportunities Fund (the “Fund”) is to seek total return primarily through strategies that invest in fixed income oriented securities, as well as other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in fixed income oriented securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Covered Call Writing Emerging Markets Debt Fixed Income Floating Rate Securities	Global Bond Global Infrastructure Global Long/Short Credit Global Real Estate	High Yield Bonds Inflation Protected Securities Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.
The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Interest Rate Opportunities Fund | Curian Guidance - Interest Rate Opportunities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.28%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Curian/Aberdeen Latin America Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Aberdeen Latin America Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity and equity-related securities of Latin American issuers, including companies which are incorporated in, listed in, or have their principal office or area of primary activity in Latin America, as well as other investments that are economically tied to Latin America.  An investment may be considered economically tied to Latin America if the security is issued by companies or other issuers that (i) have their principal securities trading market in a Latin American country, (ii) alone or on a consolidated basis derive a significant portion of their annual revenue or earnings or assets from goods produced, sales made or services performed in Latin American countries; and/or (iii) issue securities denominated in the currency of a Latin American market.

The Latin America region includes, but is not limited to, the following countries:  Argentina, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Jamaica, Mexico, Nicaragua, Panama, Paraguay, Peru, Puerto Rico, Suriname, Uruguay, and Venezuela.  The Fund may also invest in depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, preference shares, equity linked notes, warrants and initial public offerings.

The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit, and expects to invest a significant portion of its assets, in emerging market countries.

In choosing stocks, Aberdeen Asset Managers Limited, the Fund’s sub-adviser (the “Sub-Adviser”), employs a bottom-up approach (i.e., based on the characteristics of individual companies, rather than broad economic trends) to evaluate companies based on business quality and valuation, focusing particularly on such characteristics as a company’s business strategy, management team, transparency and commitment to shareholder value.

The Fund will not seek to hedge against a decline in the value of the Fund’s non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

●
Credit risk – The  Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Latin America concentration risk – The Fund’s performance is expected to be closely tied to social, political and economic conditions within Latin American countries.  Funds that concentrate in specific countries and regions, such as Latin America, tend to have more performance volatility than the performance of more geographically diverse funds.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Aberdeen Latin America Fund | Curian/Aberdeen Latin America Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	186
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Curian/Ashmore Emerging Market Small Cap Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Ashmore Emerging Market Small Cap Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer.  The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Small-Capitalization Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.  The Fund currently defines Small-Capitalization Issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer.  An Emerging Market Issuer is defined for this Fund as an issuer that is located in an Emerging Market Country, an issuer deriving significant revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries, or that has significant assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may also invest in initial public offerings. Although the Fund focuses on Small-Capitalization securities, it reserves the flexibility to invest a portion of its assets in securities of medium- or large-capitalization issuers.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to use derivatives primarily for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund’s portfolio, Ashmore EMM, L.L.C., the Fund’s sub-adviser (the “Sub-Adviser”), uses principally a bottom-up approach to identify particular securities for investment within Emerging Market Countries. The Sub-Adviser’s investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The portfolio manager analyzes the universe of available Small-Capitalization Emerging Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, including price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer’s long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. The screening process is designed, in part, to avoid investments deemed by the portfolio manager to have unacceptable risk factors. The portfolio manager also reviews and takes into account overall Fund exposures to particular Emerging Market Countries and sectors in an effort to construct a portfolio that provides adequate diversification and risk controls. Taking into account the results of this screening process, the portfolio manager selects particular investments designed to produce a diversified equity portfolio of attractively valued Small-Capitalization Emerging Market Issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Exchange-traded funds investing risk –An investment in an ETF generally presents the following risks:  (i) the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.  When the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●	Illiquid securities risk – If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.
●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Investments in IPOs risk – Initial Public Offerings (“IPOs”) issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities.  When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

●
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Ashmore Emerging Market Small Cap Equity Fund | Curian/Ashmore Emerging Market Small Cap Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Curian/Baring International Fixed Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Baring International Fixed Income Fund (the “Fund”) is to seek a total return in excess of that achieved by the Fund’s benchmark.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed income securities rated in one of the four highest rating categories by S&P (BBB- or better), Moody’s (Baa3 or better), or in unrated securities of comparable quality as determined by Baring International Investment Limited, the Fund’s sub-adviser (the “Sub-Adviser”).  Fixed income securities may include, for example, corporate bonds and obligations of foreign governments and their agencies and instrumentalities and of supranational entities.  The Fund primarily invests in fixed income securities in markets represented in the Citigroup World Government Bond Index (Excluding U.S.) (the “Index”), the Fund’s benchmark index.  The dollar-weighted average duration of the Fund’s portfolio is generally expected to be within +/ -3 years of the average duration of the Index (as of December 31, 2012, the average duration of the Index was 7.32 years).

The Fund may hold fixed income securities that pay either fixed or floating interest rates.  A majority of the Fund’s investments may be denominated in non-U.S. currencies. To attempt to manage the Fund’s currency risk, the Sub-Adviser in its discretion may, but will not necessarily, employ hedging techniques that utilize forward currency contracts for cross hedging purposes. The Fund also may enter into forward currency contracts for investment purposes to obtain foreign currency exposure. The Fund may invest up to 20% of its net assets in emerging market fixed income securities, which may be denominated in either local or U.S. currency. Investment rating agencies in the United States often consider bonds issued in emerging market countries to be below investment grade (“junk” or “high yield” bonds). The Fund may also invest up to 10% of its net assets in options and warrants in respect of fixed income securities. The Fund may invest up to 20% of its total assets in any single government- or agency-backed security, and may invest up to 10% of its total assets in any other single security. The Fund may invest 10% or more of its total assets in cash and cash equivalents and, in unusual circumstances for temporary defensive purposes, may invest up to 100% of its total assets in cash and cash equivalents. The Fund may use futures contracts for hedging purposes, to adjust various portfolio characteristics, including the duration of the Fund’s portfolio, or as a substitute for direct investments.

The Sub-Adviser generally expects to invest the Fund’s assets such that the percentage weight within the Fund of the groups of countries listed below will not vary by more than the following percentage limitations:

●
European states participating in the Euro Currency — 0% to Index weighting +30% (i.e., if the Index weighting for the combination of these nations is 33%, the Fund will invest no less than 0% and no more than 63% of its total assets among these nations);

●	European states not participating in the Euro Currency; U.S., Canada, Australia; and Japan — 0% to Index weighting + 30%.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency management strategies risk – Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Sub-Adviser expects.  In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.  Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses.  Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bond, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Baring International Fixed Income Fund | Curian/Baring International Fixed Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Curian/BlackRock Global Long Short Credit Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/BlackRock Global Long Short Credit Fund (the “Fund”) is to seek absolute total returns over a complete market cycle.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to provide absolute total returns over a complete market cycle through diversified long and short exposure to the global fixed income markets.  A complete market cycle for fixed income funds such as the Fund is typically three to five years.

Under normal market conditions, the Fund invests at least 80% of its total assets in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, including bonds of companies principally engaged in the aircraft or air transportation industries, mortgage-related securities and asset-backed securities, collateralized debt and loan obligations, including bonds collateralized by aircraft and/or aircraft equipment, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.  The Fund may invest in fixed, variable and floating rate instruments, which may be of any duration or maturity.

Under normal market conditions, the Fund anticipates it will allocate a substantial amount (approximately 40% or more, unless market conditions are not deemed favorable by BlackRock Financial Management, Inc. and BlackRock International Limited, the Fund’s sub-advisers (each a “Sub-Adviser” and collectively, the “Sub-Advisers”), in which case the Fund would invest at least 30%) of its total assets in securities (or derivatives with similar economic characteristics) of (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers whose securities primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S.  The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries).

The Fund may invest in credit-related instruments rated below investment grade or deemed equivalent by Fund management, which are commonly referred to as “junk bonds.”

Generally, the Fund’s average maturity is expected to be less than 6 years.

The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies.  The Fund’s investments in non-U.S. dollar based assets may be made on a currency hedged or unhedged basis.

The Fund may invest up to 20% of its total assets in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock.  The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

The Fund may also gain both long and short exposure to fixed income securities by investing in, among other instruments, swaps, including total return, credit default, index and interest rate swaps; options; forward contracts; futures contracts and options on futures contracts that provide long or short exposure to other credit obligations; credit-linked notes that provide long or short exposure to other credit obligations; repurchase agreements; reverse repurchase agreements; exchange-traded funds and closed-end registered investment companies, which may be managed by a Sub-Adviser or one of its affiliates; and other similar transactions.

The Fund may engage in short sales for hedging purposes or to enhance total return.  The Fund also may make short sales “against the box” without limitation.  In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

As part of its normal operations, the Fund may hold high quality money market securities and invest in money market funds, including affiliated money market funds, pending investments or when it expects to need cash to pay redeeming shareholders. The Fund also may invest in these securities in order to achieve its investment goal. Money market securities are short term securities consisting primarily of short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset backed commercial paper, corporate notes and repurchase agreements.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund may borrow from banks for investment purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Air transportation industry risk – The air transportation industry can be significantly affected by competition within the industry, domestic and foreign economies, government regulation, labor relations, and the price of fuel.  Airline deregulation has substantially diminished the government’s role in the air transport industry while promoting an increased level of competition.  However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

●
Borrowing risk - Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

●
Collateralized debt obligations risk – Collateralized debt obligations are subject to credit, interest rate, valuation, prepayment and extension risks.  These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Corporate loan risk – Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Distressed debt risk – The Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). To the extent that the Fund invests in distressed debt, the Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Extension risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mezzanine securities risk – Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.   Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

●	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

●
Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

●
Repurchase agreements and purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

●
Reverse repurchase agreements risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.  These events could also trigger adverse tax consequences to the Fund.

●
Second lien loans risk – Second lien loans generally are subject to similar risks as those associated with investments in senior loans.  Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

●
Senior loans risk – There is less readily available, reliable information about most senior loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs.  Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.  No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans.

●
Short sales risk – A short sale may be effected by selling a security that the Fund does not own. If the price of the security sold short increases, the Fund would incur a loss; conversely, if the price declines, the Fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. In addition, short positions typically involve increased liquidity risk and transactions costs, and the risk that the third part to the short sale may fail to honor its contract terms.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones. Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Structured products risk – Holders of structured products bear risks of the underlying investments, index, or reference obligation and are subject to counterparty risk.  The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized.  Certain structured products may be thinly-traded or have a limited trading market.  In addition to the general risks associated with debt securities discussed herein, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes.  Structured notes are based upon the movement of one or more factors, including currency exchange rates, interest rates, referenced bonds and stock indices, and changes in interest rates and impact of these factors may cause significant price fluctuations.  Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero.

●
Tax risk – In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income. The Fund will therefore seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.  Failure to comply with this restriction would have significant negative tax consequences to the Fund’s shareholders.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/BlackRock Global Long Short Credit Fund | Curian/BlackRock Global Long Short Credit Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. Total return is defined as income plus capital appreciation. The Fund normally invests in multiple countries and may have significant exposure to foreign currencies. The Fund’s long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Fund may also invest in corporate debt and equity issuers, both foreign and domestic, including banks. The Fund’s investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market countries.

In seeking its investment objective, the Fund may invest in fixed income securities, a wide variety of derivative instruments, and equity securities. The Fund expects to achieve certain exposures primarily through derivative transactions, including (but not limited to): forward foreign currency exchange contracts; futures on securities, indices, currencies, and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps, swap futures, and credit default swaps, which may create economic leverage in the Fund. The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, or currencies. The Fund may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending. The Fund frequently has significant exposure to foreign investments and derivatives.

The Fund employs an absolute return investment approach. Absolute return strategies benchmark their performance primarily against short-term cash instruments, adjusting to compensate for the amount of investment risk assumed.  Relative return strategies, by contrast, seek to outperform a designated stock, bond or other market index, and measure their performance primarily in relation to such benchmark. Over time, the investment performance of absolute return strategies typically is substantially independent of longer term movements in the stock and bond market.

In managing the Fund, Eaton Vance Management, the Fund’s sub-adviser (the “Sub-Adviser”), utilizes macroeconomic and political analysis to identify investment opportunities throughout the world, including both developed and emerging markets. The Sub-Adviser seeks to identify countries and currencies it believes have potential to outperform investments in other countries and currencies, and to anticipate changes in global economies, markets, political conditions and other factors for this purpose.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, interest rate swaps, credit default swaps, and certain exchange traded funds, involves risks, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk – Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified. As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

●
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

●
Short sales risk – Short sales could result in loses greater than the actual cost of the investment. In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Eaton Vance Global Macro Absolute Return Advantage Fund | Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	182
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	563
Curian/Lazard International Strategic Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Lazard International Strategic Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its assets (plus any borrowings made for investment purposes) in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in countries represented by the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index that Lazard Asset Management LLC, the Fund’s sub-adviser (the “Sub-Adviser”), believes are undervalued based on their earnings, cash flow or asset values.  The Sub-Adviser utilizes a bottom-up stock selection process, seeking attractive investments on an individual company basis.

As of the date of this prospectus, the countries represented by the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Country/regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

●
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

●
Equity securities risk – Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

●
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Security concentration risk – The Fund’s portfolio may invest in a limited number of securities. As compared to other Funds, this could subject the Fund to additional risk if one of the portfolio securities declines in price, or if certain sectors of the market experience a downturn. It may take additional time to sell all or part of a Fund’s investment in a particular security, and consequently, concentrating portfolio investments may also limit the ability of the Fund to take advantage of other investment opportunities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Lazard International Strategic Equity Fund | Curian/Lazard International Strategic Equity Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Curian Long Short Credit Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Long Short Credit Fund (the “Fund”) is to seek to maximize total return through a combination of current income and capital appreciation, consistent with capital preservation.

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing its assets across a wide range of fixed income securities, and other investments to generate total return under a variety of market conditions and economic cycles.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in credit-related instruments, including, but not limited to, U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds,  mortgage-related securities and asset-backed securities, emerging market debt securities, preferred securities, structured products, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics.  The Fund may invest in fixed, variable and floating rate instruments, which may be of any duration or maturity.  The Fund may invest in fixed income securities of U.S. and non-U.S. issuers located in developed and emerging market countries.

The Fund may invest in credit-related instruments (i) rated investment grade or, if unrated, determined by PPM America, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), to be of comparable quality, and (ii) rated below investment grade (sometimes referred to as “high yield” or “junk” securities) or, if unrated, deemed equivalent by the Sub-Adviser.

The Fund may invest, without limitation in derivative or other synthetic instruments that have economic characteristics similar to the investments mentioned above.

The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, including emerging market issuers.  Based on the Sub-Adviser’s assessment of the Fund’s foreign currency exposure, the Sub-Adviser may (but is not required to) hedge a portion of the Fund’s exposure relative to the U.S. dollar through the use of currency futures and forwards and other derivatives.

The Fund may invest in equity instruments, including common stock, depositary receipts, rights, warrants and other instruments whose price is linked to the value of common stock. The Fund may hold long or short positions in equity instruments, and may invest in equity instruments of issuers of any market capitalization.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information, for investment purposes.  The Fund also may invest in currency futures and forward currency exchange contracts, which are derivatives, in order to hedge against currency exposure or for investment purposes.

The Fund may use derivatives for hedging or non-hedging purposes. The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets. The Fund also may use derivatives to establish net short positions for individual markets, currencies and securities or to adjust the Fund’s portfolio duration.  In addition, the Fund may establish short positions in fixed income securities through the use of derivative instruments to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation.

The Fund may engage in short sales for hedging purposes or to enhance total return.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund seeks to maximize total return through a long/short strategy that utilizes sector allocation, security selection, interest rate risk management and various other strategies.  The Sub-Adviser determines the Fund’s allocations to investment grade bonds, high yield bonds and bank loans based on the Sub-Adviser’s outlook for risk-adjusted returns from those types of securities.  Within those sectors, the Sub-Adviser then selects individual securities based on its analysis of the various issuers.  The Sub-Adviser also seeks to minimize interest rate risk, taking into consideration the maturity and duration of the portfolio as a whole or with respect to a particular security.

In anticipation of or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Sub-Adviser may depart from the Fund’s principal investment strategies by temporarily investing for defensive purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

●
High yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Issuer risk – A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

●
Leverage risk – Reverse repurchase agreements, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.

●	Loans risk – Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the general risks of being a lender.
●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

●	Portfolio turnover risk – Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
●
Preferred stock risk – Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company.

●
Short sales risk – A short sale may be effected by selling a security that the fund does not own. If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Speculative exposure risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks.  Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost.

●
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Long Short Credit Fund | Curian Long Short Credit Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Curian/Schroder Emerging Europe Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Schroder Emerging Europe Fund (the “Fund”) is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity and equity related securities of companies located (or with primary operations) in the emerging market countries of Europe, with a primary focus on Central and Eastern European markets and the markets of the former Soviet Union and the Mediterranean-region emerging markets.  The Fund currently expects to make most of its investments in equity securities of companies located (or with primary operations) in the Czech Republic, Hungary, Poland, Russia and Turkey.

The Fund may also invest up to 20% in companies located (or with primary operations) in Northern Africa, the Middle East and Central Asia.

The Fund may purchase the equity securities of companies of any size.  The Fund may invest in ordinary shares, preference shares, units of ordinary and preference shares, depositary receipts (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)), debt securities convertible into common shares, warrants, rights issues, participatory notes, initial public offerings and other securities of an equity nature listed on regulated exchanges.  Schroder Investment Management North America Limited, the Fund’s sub-sub-adviser (the “Sub-Sub-Adviser”) primarily employs a bottom-up approach (i.e., based on the characteristics of individual companies, rather than broad economic trends) to evaluate companies in which to invest, by focusing mostly on stock selection within a country, with some focus on country allocation.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

●
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody. The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Equity-linked notes risk – Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed income investment.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Schroder Emerging Europe Fund | Curian/Schroder Emerging Europe Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Curian/UBS Global Long Short Income Opportunities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/UBS Global Long Short Income Opportunities Fund (the “Fund”) is to seek to maximize total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing its assets across a wide range of fixed income securities, currencies and other investments to generate total returns under a variety of market conditions and economic cycles.  The Fund may invest in fixed income securities of U.S. and non-U.S. issuers located in developed and emerging market countries.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities and/or investments that provide exposure to fixed income securities.  Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, debt securities of supranationals and corporations including trust-preferred securities, convertible securities, mortgage-backed securities, asset-backed securities, inflation-linked securities, equipment trusts and other securitized or collateralized debt securities.  The Fund’s investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features.  In addition, the fixed income securities purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.  The Fund may invest in fixed income securities of any credit quality, including non-investment grade securities (often referred to as high yield securities or “junk bonds”).

The Fund expects to use exchange traded and/or over-the-counter derivative instruments extensively in employing its long/short, globally-oriented fixed income and currency strategy.  Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes.  The derivatives in which the Fund may invest include, but are not limited to, options (including, but not limited to, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (including, but not limited to, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities, caps, floors, collars, structured notes and other derivative instruments.  The Fund may invest in derivatives to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund may use derivatives for hedging or non-hedging purposes.  The Fund intends to use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.  The Fund also may use derivatives to establish net short positions for individual markets, currencies and securities or to adjust the Fund’s portfolio duration.

In addition, the Fund may establish short positions in fixed income securities through the use of any of the derivative instruments listed above to achieve a negative portfolio duration in an effort to take advantage of periods of rising interest rates and provide the potential for appreciation.  UBS Global Asset Management (Americas) Inc., the Fund’s sub-adviser (the “Sub-Adviser”), expects that the duration of the Fund’s portfolio will be between approximately +6 and -6 years depending on the level and expected future direction of interest rates.  Duration measures a fixed income security’s price sensitivity to interest rates by indicating the approximate change in a fixed income security’s price if interest rates move up or down in 1% increments.  For example, when the level of interest rates increases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of six years generally will decrease by approximately 6% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of six years generally will increase by approximately 6%.  Conversely when the level of interest rates decreases by 1%, the price of a fixed income security or a portfolio of fixed income securities having a positive duration of six years generally will increase by approximately 6% and the price of a fixed income security or a portfolio of fixed income securities having a negative duration of six years generally will decrease by approximately 6%.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies. Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

●
Leverage Risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/UBS Global Long Short Income Opportunities Fund | Curian/UBS Global Long Short Income Opportunities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Curian/Urdang International REIT Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian/Urdang International REIT Fund (the “Fund”) is to seek to maximize total return consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in publicly-traded foreign equity securities of companies principally engaged in the real estate sector. The Fund normally invests in a global portfolio of equity securities of real estate companies, including real estate investment trusts (“REITs”) and real estate operating companies, with principal places of business located in, but not limited to, the developed markets of Europe, Australia, Asia and North America (excluding the United States). Although the Fund invests primarily in developed markets, it also may invest in equity securities of companies located in emerging market countries, and may invest in equity securities of companies of any market capitalization, including smaller companies. In selecting investments for the Fund’s portfolio, Urdang Securities Management, Inc., the Fund’s sub-adviser (the “Sub-Adviser”), uses a proprietary approach to quantify investment opportunities from both a real estate and stock perspective. Generally, the Sub-Adviser combines top-down real estate research, bottom-up stock analysis, and its proprietary relative value securities valuation process. In conducting its bottom-up research, the Sub-Adviser engages in an active analysis process that includes regular and direct contact with the companies in the Fund’s investable universe. These research efforts are supported with extensive sell side and independent research. Through the use of the proprietary relative value process, the Sub-Adviser seeks to establish the validity of the price of a security relative to its peers based on factors unrelated to traditional real estate metrics, such as the impact on value of leverage, growth rate, market capitalization and property type.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

●
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

●
Currency risk – The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Investments in IPOs risk – IPOs issued by unseasoned companies with little or no operating history are risky and highly volatile, but they can result in very large gains in their initial trading.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or may be available only in very limited quantities.  When the Fund’s size is smaller, any gains or losses from IPOs will have a greater impact on the Fund’s performance than when the Fund is larger.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

●
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

●
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

●
Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

●
Warrants risk – If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant.  Thus, investments in warrants may involve substantially more risk than investments in common stock.  Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian/Urdang International REIT Fund | Curian/Urdang International REIT Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Curian Guidance - Multi-Strategy Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – Multi-Strategy Income Fund (the “Fund”) is to seek total return primarily through strategies that invest in fixed income oriented securities, as well as other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
he Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in fixed income oriented securities.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Asset Allocation Corporate Bond Covered Call Writing Emerging Markets Debt Fixed Income	Floating Rate Securities Global Bond Global Infrastructure Global Long/Short Credit	Global Real Estate High Yield Bonds Inflation Protected Securities International Bond Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Multi-Strategy Income Fund | Curian Guidance - Multi-Strategy Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.07%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Curian Guidance - Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – Growth Fund (the “Fund”) is to seek long-term growth of capital through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.   Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Absolute Return

Asset Allocation

Commodities Broad Basket

Convertible Arbitrage

Corporate Bond

Covered Call Writing

Currency

Emerging Markets Debt

Emerging Markets Equity

Emerging Markets Small Cap

Equity Income

Fixed Income

Floating Rate Securities

Global Bond

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Global Tactical Asset Allocation

High Yield Bonds

Inflation Protected Securities

International Bond

International Equity

International Equity Income

International Small Cap Equity

Large Cap Growth

Large Cap Value

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Micro Cap Equity

Mid Cap Growth

Mid Cap Value

Money Market

Natural Resources

Precious Metals

Risk Management Asset Allocation

Small Cap Growth

Small Cap Value

U.S. Equity All Cap

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  The Fund is not limited to any particular asset class or strategy.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of the Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Micro-cap company risk – Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Growth Fund | Curian Guidance - Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.25%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Curian Guidance - Institutional Alt 100 Conservative Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – Institutional Alt 100 Conservative Fund (the “Fund”) is to seek long-term growth of capital consistent with capital preservation, through investment in other funds (the “Underlying Funds”).

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.  In determining allocations, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  The traditional and non-traditional asset classes and strategies of the Underlying Funds are as follows:

Traditional Asset Class and Strategies

Money Market

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return Commodities Broad Basket Convertible Arbitrage Currency Global Infrastructure Global Long/Short Credit Global Macro Global Real Estate

Listed Private Equity Managed Futures Market Neutral Merger Arbitrage Natural Resources Precious Metals
Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Underlying Fund has entered into the swap will default on its obligation to pay the Underlying Fund and the risk that the Underlying Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Institutional Alt 100 Conservative Fund | Curian Guidance - Institutional Alt 100 Conservative Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.76%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	222
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	685
Curian Guidance - Institutional Alt 100 Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Curian Guidance – Institutional Alt 100 Growth Fund (the “Fund”) is to seek long-term growth of capital through investment in other funds (the “Underlying Funds”).
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.

The Fund has a target percentage allocation among the specified Underlying Funds that are categorized as primarily investing in non-traditional asset classes.  In determining allocations, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.  The traditional and non-traditional asset classes and strategies of the Underlying Funds are as follows:

Traditional Asset Class and Strategies
Money Market

Non-Traditional Asset Classes and Strategies

Alternative
Absolute Return

Commodities Broad Basket

Convertible Arbitrage

Currency

Global Infrastructure

Global Long/Short Credit

Global Macro

Global Real Estate

Listed Private Equity

Managed Futures

Market Neutral

Merger Arbitrage

Natural Resources

Precious Metals

Under normal market conditions, the Fund may allocate 100% of its assets to the Underlying Funds that invest in non-traditional asset classes.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk resulting from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Short sales risk – A short sale may be effected by selling a security that an Underlying Fund does not own.  If the price of the security sold short increases, the Underlying Fund would incur a loss; conversely, if the price declines, the Underlying Fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Swaps risk – Swap agreements involve the risk that the party with whom the Underlying Fund has entered into the swap will default on its obligation to pay the Underlying Fund and the risk that the Underlying Fund will not be able to meet its obligations to pay the other party to the agreement.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Institutional Alt 100 Growth Fund | Curian Guidance - Institutional Alt 100 Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.68%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	214
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	661
Curian Guidance - International Opportunities Conservative Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – International Opportunities Conservative Fund (the “Fund”) is to seek total return, consistent with preservation of capital, through a predominant allocation in international bonds, stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international bonds or international equity securities, as well as in Underlying Funds that invest in currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Currency Emerging Markets Debt Emerging Markets Equity Emerging Markets Small Cap	Global Infrastructure Global Real Estate International Bond International Equity	International Small Cap Equity Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - International Opportunities Conservative Fund | Curian Guidance - International Opportunities Conservative Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.13%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Curian Guidance - International Opportunities Moderate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – International Opportunities Moderate Fund (the “Fund”) is to seek total return through a predominant allocation in international stocks, bonds, and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international equity or international fixed income oriented securities, as well as in Underlying Funds that invest in currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Currency Emerging Markets Debt Emerging Markets Equity Emerging Markets Small Cap	Global Infrastructure Global Real Estate International Bond International Equity	International Small Cap Equity Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers.  With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - International Opportunities Moderate Fund | Curian Guidance - International Opportunities Moderate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.23%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Curian Guidance - International Opportunities Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – International Opportunities Growth Fund (the “Fund”) is to seek long-term growth of capital through a predominant allocation in international stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds.  The Fund allocates the majority of its assets to Underlying Funds that invest either primarily in international equity oriented securities or in currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Currency Emerging Markets Debt Emerging Markets Equity Emerging Markets Small Cap	Global Infrastructure Global Real Estate International Bond International Equity	International Small Cap Equity Money Market

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the Underlying Fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Funds could decline if the financial condition of the companies the Underlying Funds invest in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●	Non-diversification risk – The Fund is considered non-diversified. As such, the Fund may invest in a limited number of issuers.

With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - International Opportunities Growth Fund | Curian Guidance - International Opportunities Growth Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.30%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	545
Curian Guidance - Real Assets Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Curian Guidance – Real Assets Fund (the “Fund”) is to seek long-term real return through an allocation in stocks and other asset classes and strategies through investment in other funds (the “Underlying Funds”).

Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by investing in shares of the Underlying Funds that focus on investments in commodity, inflation sensitive, natural resource and real estate sectors.  The Fund allocates the majority of its assets to Underlying Funds that invest primarily in equity securities, inflation protected securities and currencies.  The Underlying Funds in which the Fund may invest each are a separate series of the Curian Variable Series Trust and the JNL Series Trust.  Not all Funds of the Curian Variable Series Trust and the JNL Series Trust are available as Underlying Funds.  Please refer to the “Additional Information About Each Fund” section of the Prospectus for a list of available Underlying Funds.  The asset classes and strategies of the Underlying Funds are as follows:

Asset Classes and Strategies

Commodities Broad Basket Currency Global Infrastructure	Global Macro Global Real Estate Inflation Protected Securities	Natural Resources Precious Metals

In determining allocations to any particular Underlying Fund, the Adviser considers, among other things, long-term market and economic conditions, historical performance of each Underlying Fund and its related asset class, and expected long-term performance of each Underlying Fund and its related asset class, as well as diversification to control overall portfolio risk exposure.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The Fund will incur the risks associated with each Underlying Fund, including:

●	Allocation risk – Performance depends on the changes in market and economic conditions in the selection and percentages of allocations among Underlying Funds.
●	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
●
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

●
Credit risk – An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

●
Currency risk – An Underlying Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

●
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Underlying Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Underlying Fund were unable to liquidate its position because of an illiquid secondary market.

●
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Underlying Fund will also be subject to the risk of negative foreign currency rate fluctuations.

●
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

●
Fixed income risk – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Underlying Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

●
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

●
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

●
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Underlying Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Underlying Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Underlying Fund may be forced to sell at a loss.

●
Managed portfolio risk – As an actively managed portfolio, the value of an Underlying Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Underlying Fund’s investment performance.

●
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

●
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

●
Precious metal related securities risk – Prices of precious metals and of precious metal related securities historically have been very volatile.  The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

●
Real estate investment risk – An investment in an Underlying Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

●
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

●
Underlying Funds risk – The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Curian Guidance - Real Assets Fund | Curian Guidance - Real Assets Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.19%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511

[1]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[2]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
[3]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[4]	3 Curian has entered into a contractual agreement with the Fund under which it will waive 0.30% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.
[5]	3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.07% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.
[6]	3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive 0.35% of its Management Fees. This fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.
[7]	1 The fee table and example reflect the expenses of both the Fund and the Master Fund.
[8]	2 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year.
[9]	3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.50%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.
[10]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 1.14%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[11]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.15%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[12]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 2.78%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[13]	2 Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.
[14]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.26%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
[15]	1 "Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.36%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.